GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND
Schedule of Investments
July 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.0%
Aerospace & Defense – 2.3%
61,840 General Electric Co. $ 16,763,587
15,503 HEICO Corp. 5,066,381
75,842 Howmet Aerospace, Inc. 13,634,116
35,464,084
Automobiles – 2.8%
139,718 Tesla, Inc.* 43,070,868
Biotechnology – 2.6%
95,905 AbbVie, Inc. 18,127,963
102,014 Natera, Inc.* 13,635,191
82,377 Ultragenyx Pharmaceutical, Inc.* 2,250,540
12,997 Vertex Pharmaceuticals, Inc.* 5,937,939
39,951,633
Broadline Retail – 5.8%
342,168 Amazon.com, Inc.* 80,104,950
335,062 Coupang, Inc. (South Korea)* 9,860,875
89,965,825
Capital Markets – 2.2%
24,607 Ameriprise Financial, Inc. 12,751,101
47,443 CME Group, Inc. 13,202,438
30,377 Morningstar, Inc. 8,398,026
34,351,565
Chemicals – 0.9%
31,257 Linde PLC 14,386,347
Communications Equipment – 1.0%
125,235 Arista Networks, Inc.* 15,431,457
Construction & Engineering – 1.0%
20,705 Comfort Systems USA, Inc. 14,561,827
Consumer Finance – 0.1%
24,033 Synchrony Financial 1,674,379
Consumer Staples Distribution & Retail – 0.9%
9,200 Costco Wholesale Corp. 8,644,688
21,044 Sprouts Farmers Market, Inc.* 3,189,008
18,395 Sysco Corp. 1,464,242
13,297,938
Diversified Consumer Services – 0.2%
27,188 Bright Horizons Family
Solutions, Inc.* 3,074,963
1,072 Duolingo, Inc.* 371,501
3,446,464
Electrical Equipment – 0.1%
5,119 AMETEK, Inc. 946,247
Electronic Equipment, Instruments & Components – 1.4%
207,413 Amphenol Corp., Class A 22,091,559
Entertainment – 2.8%
34,251 Netflix, Inc.* 39,710,609
35,647 Roku, Inc.* 3,356,522
480 Spotify Technology SA* 300,739
43,367,870
Financial Services – 4.6%
90,934 Affirm Holdings, Inc.* 6,234,435
99,824 Equitable Holdings, Inc. 5,125,962
19,958 Mastercard, Inc., Class A 11,305,608
Shares Description Value
aa
Common Stocks – (continued)
Financial Services – (continued)
51,697 Toast, Inc., Class A* $ 2,524,882
131,256 Visa, Inc., Class A 45,345,010
70,535,897
Ground Transportation – 0.1%
102,892 Lyft, Inc., Class A* 1,446,662
Health Care Equipment & Supplies – 1.4%
17,217 Insulet Corp.* 4,965,383
17,040 Intuitive Surgical, Inc.* 8,197,774
31,908 Penumbra, Inc.* 8,049,431
21,212,588
Health Care Providers & Services – 0.0%
1,827 Molina Healthcare, Inc.* 288,428
Hotels, Restaurants & Leisure – 3.1%
40,878 Airbnb, Inc., Class A* 5,412,656
47 Booking Holdings, Inc. 258,691
4,959 Churchill Downs, Inc. 530,811
8,615 Darden Restaurants, Inc. 1,737,387
11,014 DoorDash, Inc., Class A* 2,756,253
11,203 Expedia Group, Inc. 2,019,005
162,368 Norwegian Cruise Line Holdings
Ltd.* 4,150,126
100,766 Planet Fitness, Inc., Class A* 11,002,639
58,555 Royal Caribbean Cruises Ltd. 18,612,878
46,480,446
Household Products – 0.2%
24,804 Procter & Gamble Co. (The) 3,732,258
Insurance – 0.4%
20,469 Arthur J Gallagher & Co. 5,879,720
Interactive Media & Services – 8.7%
361,539 Alphabet, Inc., Class C 69,726,412
74,915 Meta Platforms, Inc., Class A 57,942,258
32,516 Reddit, Inc., Class A* 5,221,744
132,890,414
IT Services – 1.0%
12,408 Cloudflare, Inc., Class A* 2,576,893
17,802 Gartner, Inc.* 6,028,647
34,591 GoDaddy, Inc., Class A* 5,589,214
2,726 MongoDB, Inc.* 648,488
14,843,242
Life Sciences Tools & Services – 0.2%
5,304 Medpace Holdings, Inc.* 2,265,869
Metals & Mining – 0.9%
5,907 Carpenter Technology Corp. 1,473,147
127,071 Southern Copper Corp. (Mexico) 11,965,005
13,438,152
Passenger Airlines – 0.0%
7,838 Alaska Air Group, Inc.* 415,100
Pharmaceuticals – 2.1%
20,401 Eli Lilly & Co. 15,098,168
121,150 Zoetis, Inc. 17,662,459
32,760,627

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Additional Investment Information
Shares Description Value
aa
Common Stocks – (continued)
Professional Services – 0.9%
8,074 Broadridge Financial Solutions,
Inc. $ 1,998,396
165,716 ExlService Holdings, Inc.* 7,197,046
24,385 Paylocity Holding Corp.* 4,508,299
13,703,741
Semiconductors & Semiconductor Equipment – 18.4%
217,420 Broadcom, Inc. 63,856,254
43,051 Enphase Energy, Inc.* 1,393,131
22,430 MACOM Technology Solutions
Holdings, Inc.* 3,076,050
1,203,122 NVIDIA Corp. 213,999,310
282,324,745
Software – 20.0%
28,819 Adobe, Inc.* 10,308,268
17,716 AppLovin Corp., Class A* 6,921,641
50,191 Confluent, Inc., Class A* 889,636
3,532 Crowdstrike Holdings, Inc.,
Class A* 1,605,541
1,857 Fair Isaac Corp.* 2,667,989
9,407 HubSpot, Inc.* 4,888,348
19,138 Intuit, Inc. 15,025,818
8,955 Manhattan Associates, Inc.* 1,967,055
343,794 Microsoft Corp. 183,414,099
37,867 Nutanix, Inc., Class A* 2,846,462
53,390 Oracle Corp. 13,548,780
89,088 Palantir Technologies, Inc., Class
A* 14,107,085
101,738 Palo Alto Networks, Inc.* 17,661,717
221,044 RingCentral, Inc., Class A* 5,634,412
9,803 ServiceNow, Inc.* 9,245,405
42,318 Teradata Corp.* 885,716
64,276 Workday, Inc., Class A* 14,743,629
306,361,601
Shares Description Value
aa
Common Stocks – (continued)
Specialized REITs – 1.4%
68,537 Lamar Advertising Co., Class
A REIT $ 8,378,648
50,271 Public Storage REIT 13,670,696
22,049,344
Specialty Retail – 1.1%
9,074 Carvana Co.* 3,540,403
30,045 Chewy, Inc., Class A* 1,102,651
5,970 Lithia Motors, Inc. 1,719,360
185,518 Tractor Supply Co. 10,565,250
16,927,664
Technology Hardware, Storage & Peripherals – 9.3%
688,891 Apple, Inc. 142,993,105
Textiles, Apparel & Luxury Goods – 0.1%
19,088 On Holding AG, Class A
(Switzerland)* 927,104
Trading Companies & Distributors – 1.0%
107,766 FTAI Aviation Ltd. 14,829,679
TOTAL INVESTMENTS – 99.0%
(Cost $806,700,635)
$ 1,518,314,449
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.0%
15,576,125
NET ASSETS – 100.0%
$ 1,533,890,574
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At July 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 35 09/19/25 $ 11,154,937 $ 51,721

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND
Schedule of Investments
July 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.6%
Aerospace & Defense – 2.8%
23,520 General Dynamics Corp. $ 7,329,067
2,221 Howmet Aerospace, Inc. 399,269
21,585 RTX Corp. 3,401,149
47,421 Textron, Inc. 3,687,931
14,817,416
Air Freight & Logistics – 1.1%
68,590 United Parcel Service, Inc.,
Class B 5,909,714
Automobile Components – 0.2%
22,380 BorgWarner, Inc. 823,584
Automobiles – 0.5%
27,981 Thor Industries, Inc. 2,545,991
Banks – 8.8%
233,741 Bank of America Corp. 11,048,937
37,384 Citizens Financial Group, Inc. 1,783,965
2,605 Commerce Bancshares, Inc. 159,426
13,108 Cullen/Frost Bankers, Inc. 1,670,090
33,137 FNB Corp. 507,659
122,083 Huntington Bancshares, Inc. 2,005,824
60,787 JPMorgan Chase & Co. 18,007,541
37,060 PNC Financial Services Group,
Inc. (The) 7,051,406
87,115 US Bancorp 3,916,690
46,151,538
Beverages – 1.0%
193,954 Primo Brands Corp., Class A 5,355,070
Biotechnology – 2.1%
72,791 BioMarin Pharmaceutical, Inc.* 4,210,960
26,155 Exact Sciences Corp.* 1,227,977
1,135 Natera, Inc.* 151,704
10,120 Regeneron Pharmaceuticals, Inc. 5,520,055
11,110,696
Broadline Retail – 1.4%
32,322 Amazon.com, Inc.* 7,566,903
Building Products – 1.2%
90,067 Carrier Global Corp. 6,180,398
Capital Markets – 5.4%
27,298 CME Group, Inc. 7,596,487
4,228 Coinbase Global, Inc., Class A* 1,597,169
1,331 Evercore, Inc., Class A 400,817
45,701 Interactive Brokers Group, Inc.,
Class A 2,996,158
111,199 Invesco Ltd. 2,336,291
37,247 Morgan Stanley 5,306,208
9,982 Northern Trust Corp. 1,297,660
15,731 Stifel Financial Corp. 1,795,222
34,992 Tradeweb Markets, Inc., Class A 4,848,142
28,174,154
Chemicals – 2.7%
94,340 Axalta Coating Systems Ltd.* 2,671,709
14,728 Corteva, Inc. 1,062,331
1,325 International Flavors &
Fragrances, Inc. 94,115
21,356 Linde PLC 9,829,312
Shares Description Value
aa
Common Stocks – (continued)
Chemicals – (continued)
1,146 NewMarket Corp. $ 787,302
14,444,769
Communications Equipment – 0.1%
4,865 Cisco Systems, Inc. 331,209
Construction & Engineering – 1.0%
48,672 AECOM 5,487,281
Construction Materials – 0.9%
17,595 Vulcan Materials Co. 4,832,819
Consumer Finance – 1.9%
25,306 Capital One Financial Corp. 5,440,790
5,774 OneMain Holdings, Inc. 333,679
57,901 Synchrony Financial 4,033,963
9,808,432
Consumer Staples Distribution & Retail – 1.5%
811 Casey's General Stores, Inc. 421,825
17,815 Sysco Corp. 1,418,074
37,325 Target Corp. 3,751,163
19,856 Walmart, Inc. 1,945,491
7,536,553
Diversified Consumer Services – 1.0%
91,902 ADT, Inc. 767,382
37,227 Bright Horizons Family
Solutions, Inc.* 4,210,374
8,462 H&R Block, Inc. 459,825
5,437,581
Diversified Telecommunication Services – 1.8%
215,089 Verizon Communications, Inc. 9,197,206
Electric Utilities – 1.5%
111,750 NextEra Energy, Inc. 7,940,955
14,503 PG&E Corp. 203,332
8,144,287
Electrical Equipment – 1.4%
35,293 AMETEK, Inc. 6,523,911
1,744 Eaton Corp. PLC 670,952
7,194,863
Electronic Equipment, Instruments & Components – 1.4%
53,549 Amphenol Corp., Class A 5,703,504
2,973 Teledyne Technologies, Inc.* 1,638,182
7,341,686
Energy Equipment & Services – 0.5%
17,585 NOV, Inc. 221,219
62,023 TechnipFMC PLC (United
Kingdom) 2,255,777
2,476,996
Entertainment – 0.7%
1,458 Netflix, Inc.* 1,690,405
22,167 Roku, Inc.* 2,087,245
3,777,650
Financial Services – 4.5%
30,479 Affirm Holdings, Inc.* 2,089,640
39,673 Berkshire Hathaway, Inc., Class
B* 18,720,896

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financial Services – (continued)
27,621 Euronet Worldwide, Inc.* $ 2,684,209
1,243 Visa, Inc., Class A 429,419
23,924,164
Food Products – 1.0%
5,584 Darling Ingredients, Inc.* 180,810
7,414 Ingredion, Inc. 975,238
78,380 Tyson Foods, Inc., Class A 4,099,274
5,255,322
Gas Utilities – 0.1%
13,308 MDU Resources Group, Inc. 229,563
Ground Transportation – 0.2%
83,509 Lyft, Inc., Class A* 1,174,137
Health Care Equipment & Supplies – 3.9%
72,740 Abbott Laboratories 9,179,061
13,993 Boston Scientific Corp.* 1,468,145
35,480 GE HealthCare Technologies,
Inc. 2,530,434
72,477 Medtronic PLC 6,540,324
2,939 STERIS PLC 665,654
20,383,618
Health Care Providers & Services – 2.8%
55,819 CVS Health Corp. 3,466,360
13,849 Quest Diagnostics, Inc. 2,318,461
14,766 UnitedHealth Group, Inc. 3,685,003
30,399 Universal Health Services, Inc.,
Class B 5,059,914
14,529,738
Health Care REIT s – 1.1%
34,162 Welltower, Inc. REIT 5,639,121
Hotel & Resort REITs – 0.4%
24,543 Host Hotels & Resorts, Inc.
REIT 385,816
171,502 Park Hotels & Resorts, Inc. REIT 1,828,211
2,214,027
Hotels, Restaurants & Leisure – 0.6%
5,345 Darden Restaurants, Inc. 1,077,926
1,891 Planet Fitness, Inc., Class A* 206,478
5,925 Royal Caribbean Cruises Ltd. 1,883,380
3,167,784
Household Durables – 0.8%
14,659 Garmin Ltd. 3,206,803
8,544 PulteGroup, Inc. 964,788
4,171,591
Household Products – 2.3%
79,394 Procter & Gamble Co. (The) 11,946,415
Independent Power and Renewable Electricity Producers – 0.1%
15,264 Clearway Energy, Inc., Class C 498,064
Industrial REITs – 0.9%
46,305 Prologis, Inc. REIT 4,944,448
Insurance – 4.5%
21,836 Arthur J Gallagher & Co. 6,272,391
1,468 Erie Indemnity Co., Class A 522,960
Shares Description Value
aa
Common Stocks – (continued)
Insurance – (continued)
22,963 Loews Corp. $ 2,079,070
27,584 Marsh & McLennan Cos., Inc. 5,494,733
30,764 MetLife, Inc. 2,336,526
49,685 Principal Financial Group, Inc. 3,866,983
2,073 Progressive Corp. (The) 501,749
10,319 Travelers Cos., Inc. (The) 2,685,417
23,759,829
Interactive Media & Services – 3.2%
83,693 Alphabet, Inc., Class A 16,060,687
5,371 Reddit, Inc., Class A* 862,529
16,923,216
IT Services – 1.5%
6,838 Accenture PLC, Class A (Ireland) 1,826,430
8,410 Amdocs Ltd. 717,877
37,726 Kyndryl Holdings, Inc.* 1,424,911
16,309 MongoDB, Inc.* 3,879,748
7,848,966
Leisure Products – 0.2%
75,136 Mattel, Inc.* 1,278,063
Life Sciences Tools & Services – 1.6%
5,935 Danaher Corp. 1,170,145
19,197 IQVIA Holdings, Inc.* 3,567,954
3,139 Mettler-Toledo International,
Inc.* 3,872,522
8,610,621
Machinery – 2.7%
6,679 Caterpillar, Inc. 2,925,536
28,524 Otis Worldwide Corp. 2,444,221
11,839 PACCAR, Inc. 1,169,220
10,435 Parker-Hannifin Corp. 7,637,376
523 RBC Bearings, Inc.* 202,579
14,378,932
Marine Transportation – 0.5%
24,835 Kirby Corp.* 2,367,024
Media – 1.0%
3,938 Charter Communications, Inc.,
Class A* 1,060,740
16,073 Fox Corp., Class A 896,230
120,188 News Corp., Class A 3,523,912
5,480,882
Metals & Mining – 1.6%
11,401 Carpenter Technology Corp. 2,843,295
1,034 Reliance, Inc. 299,995
56,840 Southern Copper Corp. (Mexico) 5,352,054
8,495,344
Multi-Utilities – 0.2%
10,852 Ameren Corp. 1,097,463
Oil, Gas & Consumable Fuels – 3.6%
55,786 Antero Resources Corp.* 1,948,605
31,089 Chevron Corp. 4,714,336
32,194 ConocoPhillips 3,069,376
33,240 Exxon Mobil Corp. 3,710,913
19,380 Kinder Morgan, Inc. 543,803
23,619 Marathon Petroleum Corp. 4,019,718

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
8,793 Ovintiv, Inc. $ 362,096
4,336 Valero Energy Corp. 595,376
18,964,223
Passenger Airlines – 0.6%
60,342 Alaska Air Group, Inc.* 3,195,712
Pharmaceuticals – 2.8%
52,927 Johnson & Johnson 8,719,194
40,678 Pfizer, Inc. 947,390
35,520 Zoetis, Inc. 5,178,461
14,845,045
Professional Services – 1.0%
5,659 Dayforce, Inc.* 326,355
8,315 Equifax, Inc. 1,997,512
36,419 Parsons Corp.* 2,702,290
5,026,157
Real Estate Management & Development – 0.6%
37,459 Zillow Group, Inc., Class C* 2,979,863
Retail REITs – 0.3%
10,154 Simon Property Group, Inc.
REIT 1,663,124
Semiconductors & Semiconductor Equipment – 2.8%
160,311 Intel Corp. 3,174,158
12,114 MACOM Technology Solutions
Holdings, Inc.* 1,661,314
31,143 Micron Technology, Inc. 3,398,947
37,215 Texas Instruments, Inc. 6,738,148
14,972,567
Software – 1.5%
284,577 CCC Intelligent Solutions
Holdings, Inc.* 2,751,860
15,794 Dolby Laboratories, Inc., Class A 1,189,920
70 Fair Isaac Corp.* 100,570
3,918 MicroStrategy, Inc., Class A* 1,574,487
31,494 Nutanix, Inc., Class A* 2,367,404
7,984,241
Specialized REITs – 3.8%
19,478 Digital Realty Trust, Inc. REIT 3,436,698
6,679 Equinix, Inc. REIT 5,244,150
Shares Description Value
aa
Common Stocks – (continued)
Specialized REITs – (continued)
37,968 Extra Space Storage, Inc. REIT $ 5,101,381
21,386 Public Storage REIT 5,815,709
818 SBA Communications Corp.
REIT 183,821
19,781,759
Specialty Retail – 1.6%
279 Carvana Co.* 108,857
11,862 Five Below, Inc.* 1,619,400
3,716 GameStop Corp., Class A* 83,424
107,964 Gap, Inc. (The) 2,100,980
13,528 Lithia Motors, Inc. 3,896,064
3,588 Penske Automotive Group, Inc. 600,667
8,409,392
Textiles, Apparel & Luxury Goods – 0.6%
60,913 Birkenstock Holding PLC
(Germany)* 3,051,132
Tobacco – 1.0%
3,473 Altria Group, Inc. 215,118
29,571 Philip Morris International, Inc. 4,851,122
5,066,240
Trading Companies & Distributors – 0.4%
15,258 FTAI Aviation Ltd. 2,099,653
Wireless Telecommunication Services – 1.4%
31,083 T-Mobile US, Inc. 7,410,498
TOTAL INVESTMENTS – 98.6%
(Cost $491,006,051)
$ 518,414,734
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.4%
7,436,781
NET ASSETS – 100.0%
$ 525,851,515
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At July 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 14 09/19/25 $ 4,461,975 $ 63,080

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
July 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.0%
Aerospace & Defense – 1.5%
74,744 Archer Aviation, Inc., Class A* $ 749,682
45,259 Mercury Systems, Inc.* 2,380,171
17,061 Moog, Inc., Class A 3,302,668
5,336 Park Aerospace Corp. 96,155
6,528,676
Automobile Components – 0.6%
38,467 American Axle & Manufacturing
Holdings, Inc.* 171,178
15,067 Cooper-Standard Holdings, Inc.* 363,115
6,855 Fox Factory Holding Corp.* 208,187
11,952 Motorcar Parts of America, Inc.* 123,942
28,735 Phinia, Inc. 1,456,865
44,123 Solid Power, Inc.* 140,752
2,464,039
Banks – 8.7%
31,095 Ameris Bancorp 2,125,343
82,094 Associated Banc-Corp. 2,031,006
12,376 BancFirst Corp. 1,541,060
20,812 Bank of Hawaii Corp. 1,287,847
3,562 BankUnited, Inc. 129,906
1,553 Byline Bancorp, Inc. 40,844
23,892 Cadence Bank 832,636
2,353 Capital City Bank Group, Inc. 93,155
222,850 Capitol Federal Financial, Inc. 1,341,557
3,663 Cathay General Bancorp 165,641
7,125 Central Pacific Financial Corp. 189,952
11,415 Community Trust Bancorp, Inc. 616,182
37,340 CVB Financial Corp. 697,885
2,227 Equity Bancshares, Inc., Class A 83,691
1,325 FB Financial Corp. 64,607
6,945 First Bancorp, Inc. (The) 175,083
55,726 First Financial Bankshares, Inc. 1,929,234
4,722 First Internet Bancorp 103,553
9,021 First Merchants Corp. 343,880
5,794 Flushing Financial Corp. 69,470
21,698 Fulton Financial Corp. 389,479
36,998 Hancock Whitney Corp. 2,209,521
37,818 Hanmi Financial Corp. 862,629
8,196 Hilltop Holdings, Inc. 242,602
3,612 Home Bancorp, Inc. 188,872
2,460 HomeTrust Bancshares, Inc. 95,596
2,454 Independent Bank Corp. 74,970
27,730 International Bancshares Corp. 1,890,631
12,694 Kearny Financial Corp. 75,275
26,023 Live Oak Bancshares, Inc. 822,587
6,385 Metrocity Bankshares, Inc. 176,226
18,159 Northeast Community Bancorp,
Inc. 375,165
2,015 Northrim BanCorp, Inc. 168,313
6,126 OFG Bancorp (Puerto Rico) 261,090
1,424 Origin Bancorp, Inc. 52,047
4,592 Park National Corp. 743,307
22,687 PCB Bancorp 463,722
27,841 Provident Financial Services, Inc. 507,263
6,799 Red River Bancshares, Inc. 409,096
25,343 ServisFirst Bancshares, Inc. 1,993,227
4,536 Sierra Bancorp 132,995
1,774 SmartFinancial, Inc. 60,777
Shares Description Value
aa
Common Stocks – (continued)
Banks – (continued)
1,605 Southern First Bancshares, Inc.* $ 66,704
25,484 Southside Bancshares, Inc. 750,249
7,793 Stock Yards Bancorp, Inc. 582,605
23,769 Texas Capital Bancshares, Inc.* 1,995,883
4,325 Timberland Bancorp, Inc. 135,329
19,336 Triumph Financial, Inc.* 1,096,738
41,184 TrustCo Bank Corp. 1,382,135
35,040 Trustmark Corp. 1,305,240
16,366 UMB Financial Corp. 1,800,096
63,306 United Community Banks, Inc. 1,930,833
3,976 Washington Trust Bancorp, Inc. 107,113
56,306 WesBanco, Inc. 1,696,500
9,270 Westamerica BanCorp 444,033
39,351,380
Biotechnology – 5.2%
58,212 ACADIA Pharmaceuticals, Inc.* 1,387,192
2,966 Akero Therapeutics, Inc.* 144,889
71,771 Altimmune, Inc.*
(a)
264,835
337,266 Amicus Therapeutics, Inc.* 2,020,223
30,390 Annexon, Inc.* 72,936
734 Arcellx, Inc.* 52,400
17,355 Arcturus Therapeutics Holdings,
Inc.* 211,905
17,680 Arcus Biosciences, Inc.* 161,418
124,656 Ardelyx, Inc.* 528,541
36,876 Arrowhead Pharmaceuticals,
Inc.* 582,641
30,199 Beam Therapeutics, Inc.* 595,222
62,166 BioCryst Pharmaceuticals, Inc.* 506,031
2,486 Biohaven Ltd.* 37,539
1,990 Bridgebio Pharma, Inc.* 94,067
47,127 CareDx, Inc.* 578,955
7,893 Celldex Therapeutics, Inc.* 173,488
3,450 Crinetics Pharmaceuticals, Inc.* 98,636
10,367 CRISPR Therapeutics AG
(Switzerland)* 583,247
28,429 Cullinan Therapeutics, Inc.* 220,893
11,112 Cytokinetics, Inc.* 418,256
35,064 Denali Therapeutics, Inc.* 484,935
50,627 Design Therapeutics, Inc.* 195,926
62,589 Dyne Therapeutics, Inc.* 616,502
80,500 Erasca, Inc.* 113,908
93,920 Heron Therapeutics, Inc.*
(a)
162,482
20,925 ImmunityBio, Inc.*
(a)
51,476
4,905 Janux Therapeutics, Inc.* 117,794
87,110 Keros Therapeutics, Inc.* 1,247,415
4,071 Krystal Biotech, Inc.* 626,405
4,357 Kymera Therapeutics, Inc.* 190,619
3,138 Madrigal Pharmaceuticals, Inc.* 949,276
1,627 Mirum Pharmaceuticals, Inc.* 84,083
98,901 Myriad Genetics, Inc.* 379,780
23,814 Nurix Therapeutics, Inc.* 268,146
9,895 Nuvalent, Inc., Class A* 775,273
7,594 Olema Pharmaceuticals, Inc.* 39,033
20,863 ORIC Pharmaceuticals, Inc.* 208,004
3,011 Protagonist Therapeutics, Inc.* 162,172
12,764 Prothena Corp. PLC (Ireland)* 87,689
10,303 PTC Therapeutics, Inc.* 536,889

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Biotechnology – (continued)
17,904 Recursion Pharmaceuticals, Inc.,
Class A*
(a)
$ 106,529
111,318 Relay Therapeutics, Inc.* 391,839
8,882 Replimune Group, Inc.* 62,440
7,609 Rhythm Pharmaceuticals, Inc.* 648,515
23,911 Rigel Pharmaceuticals, Inc.* 503,566
20,241 Rocket Pharmaceuticals, Inc.* 61,735
8,607 Solid Biosciences, Inc.* 58,872
21,527 Spyre Therapeutics, Inc.* 365,313
41,863 TG Therapeutics, Inc.* 1,486,137
3,470 Travere Therapeutics, Inc.* 53,612
48,017 Twist Bioscience Corp.* 1,611,931
2,489 Vaxcyte, Inc.* 84,502
91,343 Veracyte, Inc.* 2,147,474
23,613,586
Broadline Retail – 0.1%
13,112 Groupon, Inc.* 404,374
Building Products – 0.8%
34,719 Griffon Corp. 2,821,613
11,644 Tecnoglass, Inc. 908,581
3,730,194
Capital Markets – 2.5%
79,935 BGC Group, Inc., Class A 740,998
1,537 Diamond Hill Investment Group,
Inc. 208,371
104,820 DigitalBridge Group, Inc. 1,125,767
38,335 Perella Weinberg Partners 764,400
8,109 Piper Sandler Cos. 2,556,930
30,979 StepStone Group, Inc., Class A 1,838,913
40,052 Victory Capital Holdings, Inc.,
Class A 2,759,983
61,443 WisdomTree, Inc. 815,349
10,810,711
Chemicals – 0.9%
162,574 Aspen Aerogels, Inc.* 1,245,317
6,158 Avient Corp. 194,408
4,890 Hawkins, Inc. 798,439
2,963 Innospec, Inc. 236,744
40,568 PureCycle Technologies, Inc.*
(a)
544,017
2,119 Quaker Chemical Corp. 242,456
5,911 Stepan Co. 300,101
83,174 Tronox Holdings PLC 265,325
3,826,807
Commercial Services & Supplies – 1.1%
9,697 ACCO Brands Corp. 36,364
44,834 Deluxe Corp. 721,827
177,164 Healthcare Services Group, Inc.* 2,304,904
62,255 Montrose Environmental Group,
Inc.* 1,412,566
14,612 OPENLANE, Inc.* 360,040
11,586 Pitney Bowes, Inc. 131,617
334 VSE Corp. 52,284
5,019,602
Communications Equipment – 0.5%
14,046 Applied Optoelectronics, Inc.* 321,232
166,384 CommScope Holding Co., Inc.* 1,364,349
Shares Description Value
aa
Common Stocks – (continued)
Communications Equipment – (continued)
35,897 NetScout Systems, Inc.* $ 768,914
2,454,495
Construction & Engineering – 2.9%
6,742 Argan, Inc. 1,651,655
2,823 Bowman Consulting Group Ltd.* 97,902
4,141 Construction Partners, Inc., Class
A* 417,620
1,863 IES Holdings, Inc.* 657,769
9,257 Limbach Holdings, Inc.* 1,268,209
27,626 Matrix Service Co.* 422,125
8,612 MYR Group, Inc.* 1,666,422
5,873 Orion Group Holdings, Inc.* 43,519
29,716 Primoris Services Corp. 2,798,356
10,209 Sterling Infrastructure, Inc.* 2,731,826
29,817 Tutor Perini Corp.* 1,435,689
13,191,092
Construction Materials – 0.6%
6,098 Knife River Corp.* 502,963
23,041 United States Lime & Minerals,
Inc. 2,294,423
2,797,386
Consumer Finance – 1.4%
4,135 Dave, Inc.* 975,033
31,181 Encore Capital Group, Inc.* 1,149,955
3,605 Enova International, Inc.* 376,939
6,659 FirstCash Holdings, Inc. 887,578
47,409 OppFi, Inc.
(a)
504,432
18,743 Regional Management Corp. 623,017
17,668 Upstart Holdings, Inc.* 1,444,182
1,971 World Acceptance Corp.* 310,078
6,271,214
Consumer Staples Distribution & Retail – 0.4%
24,743 Chefs' Warehouse, Inc. (The)* 1,696,380
Diversified Consumer Services – 2.0%
10,116 Adtalem Global Education, Inc.* 1,155,955
247,121 Coursera, Inc.* 3,123,610
201,047 European Wax Center, Inc., Class
A* 940,900
1,084 Graham Holdings Co., Class B 1,034,331
93,998 Laureate Education, Inc.* 2,124,355
36,367 Mister Car Wash, Inc.* 210,019
17,778 Udemy, Inc.* 135,291
8,724,461
Diversified REITs – 1.1%
60,851 American Assets Trust, Inc.
REIT 1,157,995
96,364 Armada Hoffler Properties, Inc.
REIT 658,166
167,462 Broadstone Net Lease, Inc. REIT 2,719,583
4,535,744
Diversified Telecommunication Services – 0.4%
2,350 ATN International, Inc. 40,303
69,242 Bandwidth, Inc., Class A* 963,156
15,918 Globalstar, Inc.* 373,914

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
2,896 IDT Corp., Class B $ 170,603
1,547,976
Electric Utilities – 0.3%
14,224 Oklo, Inc.*
(a)
1,089,416
5,381 Portland General Electric Co. 221,267
1,310,683
Electrical Equipment – 2.7%
39,551 American Superconductor
Corp.* 2,248,474
25,676 Array Technologies, Inc.* 166,894
40,469 Bloom Energy Corp., Class A* 1,513,136
11,424 Enovix Corp.*
(a)
153,082
55,439 NEXTracker, Inc., Class A* 3,229,876
9,197 NuScale Power Corp.*
(a)
461,781
33,960 Plug Power, Inc.*
(a)
50,940
8,387 Powell Industries, Inc. 1,988,558
11,672 Shoals Technologies Group, Inc.,
Class A* 62,912
40,583 Sunrun, Inc.* 416,382
41,109 Thermon Group Holdings, Inc.* 1,162,563
16,167 Vicor Corp.* 718,461
12,173,059
Electronic Equipment, Instruments & Components – 2.8%
28,794 Arlo Technologies, Inc.* 466,463
12,494 Fabrinet (Thailand)* 4,044,683
89,748 Knowles Corp.* 1,822,782
2,931 OSI Systems, Inc.* 647,780
30,913 Ouster, Inc.* 722,746
88,895 Powerfleet, Inc.* 360,914
6,736 Richardson Electronics Ltd. 67,899
16,412 Sanmina Corp.* 1,904,448
154,363 Vishay Intertechnology, Inc. 2,530,009
12,567,724
Energy Equipment & Services – 1.4%
314,757 Borr Drilling Ltd. (Mexico)* 638,957
119,031 Expro Group Holdings NV* 1,283,154
21,750 Helix Energy Solutions Group,
Inc.* 128,978
41,407 Liberty Energy, Inc. 510,962
5,009 Natural Gas Services Group,
Inc.* 120,667
29,768 Noble Corp. PLC 798,080
97,813 Oceaneering International, Inc.* 2,122,542
17,161 Oil States International, Inc.* 85,633
4,495 Solaris Oilfield Infrastructure,
Inc., Class A 146,852
95,985 TETRA Technologies, Inc.* 393,538
45,562 Transocean Ltd.* 133,041
6,362,404
Entertainment – 0.8%
92,411 AMC Entertainment Holdings,
Inc., Class A* 267,992
37,878 IMAX Corp.* 976,874
64,726 Madison Square Garden
Entertainment Corp.* 2,445,996
3,690,862
Shares Description Value
aa
Common Stocks – (continued)
Financial Services – 3.3%
4,852 Alerus Financial Corp. $ 102,571
66,958 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 2,675,642
20,014 Burford Capital Ltd. 257,180
45,931 Enact Holdings, Inc. 1,596,562
37,912 Jackson Financial, Inc., Class A 3,319,575
128,719 Marqeta, Inc., Class A* 733,698
31,864 NCR Atleos Corp.* 975,038
79,954 Pagseguro Digital Ltd., Class A
(Brazil) 626,040
113,564 Remitly Global, Inc.* 1,873,806
5,518 Sezzle, Inc.* 854,407
15,801 Velocity Financial, Inc.* 262,297
10,012 Walker & Dunlop, Inc. 751,000
14,027,816
Food Products – 0.8%
122,427 BRC, Inc., Class A* 208,126
29,980 Cal-Maine Foods, Inc. 3,331,977
3,540,103
Gas Utilities – 0.6%
3,344 New Jersey Resources Corp. 153,523
32,836 ONE Gas, Inc. 2,387,177
2,540,700
Ground Transportation – 0.1%
88,267 FTAI Infrastructure, Inc. 553,434
Health Care Equipment & Supplies – 3.1%
43,337 Accuray, Inc.* 56,771
18,803 Alphatec Holdings, Inc.* 198,936
70,104 AtriCure, Inc.* 2,460,650
4,272 Avanos Medical, Inc.* 47,718
211,071 Cerus Corp.* 270,171
13,329 Delcath Systems, Inc.* 143,287
36,804 Embecta Corp. 373,929
3,212 Glaukos Corp.* 276,521
20,944 Haemonetics Corp.* 1,550,694
3,738 Inogen, Inc.* 23,587
15,713 Integer Holdings Corp.* 1,705,018
15,190 Integra LifeSciences Holdings
Corp.* 199,596
22,955 iRadimed Corp. 1,339,195
12,061 iRhythm Technologies, Inc.* 1,690,711
1,671 LeMaitre Vascular, Inc. 135,752
21,375 LivaNova PLC* 901,811
15,851 PROCEPT BioRobotics Corp.* 768,932
14,703 QuidelOrtho Corp.* 338,463
1,920 Semler Scientific, Inc.*
(a)
68,832
56,408 Tandem Diabetes Care, Inc.* 878,837
1,636 TransMedics Group, Inc.* 194,635
1,216 UFP Technologies, Inc.* 275,290
13,899,336
Health Care Providers & Services – 2.4%
434,490 agilon health, Inc.* 777,737
110,223 Ardent Health, Inc.* 1,168,364
11,047 CorVel Corp.* 978,764
91,743 Enhabit, Inc.* 616,513
15,861 Guardant Health, Inc.* 649,984

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care Providers & Services – (continued)
40,790 Hims & Hers Health, Inc.* $ 2,699,482
64,778 Joint Corp. (The)* 715,149
257,479 LifeStance Health Group, Inc.* 1,024,766
2,054 National Research Corp. 25,675
760 Nutex Health, Inc.*
(a)
64,456
26,280 Pennant Group, Inc. (The)* 582,628
55,766 Privia Health Group, Inc.* 1,088,552
81,075 Viemed Healthcare, Inc.* 493,747
10,885,817
Health Care REITs – 0.1%
13,304 Community Healthcare Trust,
Inc. REIT 204,482
93,767 Global Medical REIT, Inc. REIT 626,364
830,846
Health Care Technology – 1.0%
33,059 Health Catalyst, Inc.* 120,665
4,854 LifeMD, Inc.* 50,530
57,179 Phreesia, Inc.* 1,541,546
70,604 Waystar Holding Corp.* 2,610,936
4,323,677
Hotel & Resort REITs – 2.1%
224,081 Apple Hospitality REIT, Inc.
REIT 2,632,952
182,012 Chatham Lodging Trust REIT 1,241,322
21,287 Pebblebrook Hotel Trust REIT 213,509
263,972 RLJ Lodging Trust REIT 1,953,393
328,919 Service Properties Trust REIT 865,057
17,791 Summit Hotel Properties, Inc.
REIT 92,869
4,033 Sunstone Hotel Investors, Inc.
REIT 35,289
191,148 Xenia Hotels & Resorts, Inc.
REIT 2,429,491
9,463,882
Hotels, Restaurants & Leisure – 3.0%
66,741 Bloomin' Brands, Inc. 608,011
177,181 Brightstar Lottery PLC 2,629,366
19,779 Brinker International, Inc.* 3,117,170
38,274 Dine Brands Global, Inc. 865,375
43,443 Lindblad Expeditions Holdings,
Inc.* 519,144
6,026 Monarch Casino & Resort, Inc. 620,437
56,939 Portillo's, Inc., Class A* 567,112
4,497 Potbelly Corp.* 54,099
20,895 RCI Hospitality Holdings, Inc. 748,668
49,780 Red Rock Resorts, Inc., Class A 3,054,003
4,833 Shake Shack, Inc., Class A* 581,603
4,180 Super Group SGHC Ltd.
(Guernsey) 44,935
13,409,923
Household Durables – 1.0%
18,969 Beazer Homes USA, Inc.* 445,771
4,046 Ethan Allen Interiors, Inc. 120,449
19,021 Green Brick Partners, Inc.* 1,178,161
686 Installed Building Products, Inc. 138,771
1,156 KB Home 63,881
Shares Description Value
aa
Common Stocks – (continued)
Household Durables – (continued)
22,862 LGI Homes, Inc.* $ 1,217,859
7,736 M/I Homes, Inc.* 929,790
6,083 Meritage Homes Corp. 409,629
5,791 Sonos, Inc.* 62,601
4,566,912
Household Products – 0.6%
4,425 Central Garden & Pet Co., Class
A* 157,176
110,010 Energizer Holdings, Inc. 2,477,425
2,634,601
Independent Power and Renewable Electricity Producers – 0.6%
28,160 Ormat Technologies, Inc. 2,517,786
Industrial REITs – 0.5%
314,405 LXP Industrial Trust REIT 2,439,783
Insurance – 1.9%
33,947 Ambac Financial Group, Inc.* 285,155
46,550 AMERISAFE, Inc. 2,084,509
122,878 Fidelis Insurance Holdings Ltd.
(United Kingdom) 1,856,687
11,021 Lemonade, Inc.* 415,271
15,426 Oscar Health, Inc., Class A*
(a)
216,735
2,486 Palomar Holdings, Inc.* 329,370
795 Root, Inc., Class A* 96,219
7,384 Selective Insurance Group, Inc. 575,731
14,539 Stewart Information Services
Corp. 944,017
7,898 Trupanion, Inc.* 374,444
63,352 Universal Insurance Holdings,
Inc. 1,497,641
8,675,779
Interactive Media & Services – 0.7%
38,334 Grindr, Inc. (Singapore)* 670,078
80,049 QuinStreet, Inc.* 1,313,604
301,371 Vimeo, Inc.* 1,142,196
3,125,878
IT Services – 0.5%
7,489 Applied Digital Corp.* 98,405
16,198 BigBear.ai Holdings, Inc.*
(a)
102,857
36,067 BigCommerce Holdings, Inc.,
Series 1* 172,400
45,995 DigitalOcean Holdings, Inc.* 1,281,421
97,842 Fastly, Inc., Class A* 664,347
4,037 TSS, Inc.* 109,807
2,429,237
Leisure Products – 1.0%
9,211 Latham Group, Inc.* 62,450
29,412 MasterCraft Boat Holdings, Inc.* 568,828
357,553 Peloton Interactive, Inc., Class
A* 2,552,928
117,428 Smith & Wesson Brands, Inc. 933,553
55,339 Topgolf Callaway Brands Corp.* 511,886
4,629,645
Life Sciences Tools & Services – 0.6%
163,550 Adaptive Biotechnologies Corp.* 1,674,752
25,949 Alpha Teknova, Inc.*
(a)
117,290

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
7,427 BioLife Solutions, Inc.* $ 157,898
115,118 Cytek Biosciences, Inc.* 414,425
7,669 Mesa Laboratories, Inc. 586,525
9,144 Niagen Bioscience, Inc.* 85,496
3,036,386
Machinery – 2.6%
6,481 Aebi Schmidt Holding AG
(Switzerland)* 66,754
635 Alamo Group, Inc. 141,338
5,430 Astec Industries, Inc. 215,354
6,937 Chart Industries, Inc.* 1,379,284
7,292 ESCO Technologies, Inc. 1,412,460
15,395 Federal Signal Corp. 1,948,545
43,704 Helios Technologies, Inc. 1,603,500
36,696 Hillenbrand, Inc. 759,974
7,172 Hillman Solutions Corp.* 56,587
20,591 Kennametal, Inc. 509,833
13,853 Manitowoc Co., Inc. (The)* 176,626
6,357 Mayville Engineering Co., Inc.* 106,607
38,691 Microvast Holdings, Inc.* 122,650
21,206 Miller Industries, Inc. 864,145
8,250 Omega Flex, Inc. 263,175
3,235 Standex International Corp. 532,934
5,396 Tennant Co. 445,386
5,006 Terex Corp. 254,605
6,460 Wabash National Corp. 64,342
13,451 Worthington Enterprises, Inc. 833,558
11,757,657
Marine Transportation – 0.5%
3,635 Costamare Bulkers Holdings Ltd.
(Monaco)* 32,715
33,094 Costamare, Inc. (Monaco) 333,918
8,527 Genco Shipping & Trading Ltd. 135,835
6,769 Matson, Inc. 722,794
24,062 Pangaea Logistics Solutions Ltd. 117,182
308,807 Safe Bulkers, Inc. (Monaco) 1,213,612
2,556,056
Media – 0.6%
40,341 AMC Networks, Inc., Class A* 241,643
5,765 Cable One, Inc. 737,805
20,049 Entravision Communications
Corp., Class A 44,308
116,559 EW Scripps Co. (The), Class A* 348,511
41,230 Gannett Co., Inc.* 157,086
250,492 Gray Media, Inc. 1,129,719
6,421 PubMatic, Inc., Class A* 77,116
2,736,188
Metals & Mining – 0.8%
103,026 Coeur Mining, Inc.* 895,296
42,052 Constellium SE* 576,533
133,275 Hecla Mining Co. 764,999
8,991 Olympic Steel, Inc. 279,620
76,528 United States Antimony Corp.* 234,176
11,140 Warrior Met Coal, Inc. 572,373
16,896 Worthington Steel, Inc. 515,666
3,838,663
Shares Description Value
aa
Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – 0.7%
97,861 BrightSpire Capital, Inc. REIT $ 506,920
40,022 Ladder Capital Corp. REIT 437,040
19,845 MFA Financial, Inc. REIT 180,391
5,228 Nexpoint Real Estate Finance,
Inc. REIT 72,146
65,610 Orchid Island Capital, Inc. REIT 456,646
163,395 TPG RE Finance Trust, Inc.
REIT 1,421,537
3,074,680
Multi-Utilities – 0.7%
50,372 Black Hills Corp. 2,910,494
Office REITs – 0.5%
301,764 Empire State Realty Trust, Inc.,
Class A REIT 2,184,771
53,796 Hudson Pacific Properties, Inc.
REIT* 131,800
2,316,571
Oil, Gas & Consumable Fuels – 3.9%
132,631 Clean Energy Fuels Corp.* 269,241
177,569 Crescent Energy Co., Class A 1,640,738
23,528 DHT Holdings, Inc. 260,925
105,412 Diversified Energy Co. PLC 1,587,505
13,356 Energy Fuels, Inc.* 121,406
40,417 Excelerate Energy, Inc., Class A 1,037,100
60,623 Golar LNG Ltd. (Cameroon) 2,495,243
131,209 Magnolia Oil & Gas Corp.,
Class A 3,125,398
441,963 Nordic American Tankers Ltd. 1,233,077
4,825 PBF Energy, Inc., Class A 109,045
13,353 Peabody Energy Corp. 215,651
3,404 REX American Resources Corp.* 177,961
27,092 Sable Offshore Corp.* 830,912
28,057 Scorpio Tankers, Inc. (Monaco) 1,268,457
156,846 SFL Corp. Ltd. (Norway) 1,439,846
72,981 Uranium Energy Corp.* 632,745
15,144 VAALCO Energy, Inc. 56,336
38,941 Vital Energy, Inc.* 727,807
17,229,393
Passenger Airlines – 1.1%
17,465 Allegiant Travel Co.* 901,893
24,377 Joby Aviation, Inc.* 406,121
27,665 SkyWest, Inc.* 3,208,033
31,204 Sun Country Airlines Holdings,
Inc.* 361,654
4,877,701
Personal Care Products – 0.4%
183,020 Herbalife Ltd.* 1,683,784
Pharmaceuticals – 2.4%
198,321 Amneal Pharmaceuticals, Inc.* 1,550,870
11,789 ANI Pharmaceuticals, Inc.* 746,833
22,425 Arvinas, Inc.* 166,842
422 Axsome Therapeutics, Inc.* 42,782
24,190 Collegium Pharmaceutical, Inc.* 722,313
43,622 CorMedix, Inc.* 509,069
14,752 Edgewise Therapeutics, Inc.* 210,364
3,507 Eton Pharmaceuticals, Inc.* 49,659

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Pharmaceuticals – (continued)
1,714 Ligand Pharmaceuticals, Inc.* $ 225,528
29,551 Phibro Animal Health Corp.,
Class A 783,102
33,052 Prestige Consumer Healthcare,
Inc.* 2,444,195
52,183 SIGA Technologies, Inc. 344,930
79,407 Supernus Pharmaceuticals, Inc.* 2,787,186
10,583,673
Professional Services – 1.7%
486,673 Alight, Inc., Class A 2,608,567
4,444 BlackSky Technology, Inc.* 85,503
169,826 Conduent, Inc.* 451,737
1,707 ICF International, Inc. 143,200
22,459 Innodata, Inc.*
(a)
1,232,999
5,776 Korn Ferry 409,345
21,424 Legalzoom.com, Inc.* 192,602
52,600 Planet Labs PBC* 328,750
152,756 Upwork, Inc.* 1,826,962
1,189 Verra Mobility Corp.* 30,034
7,309,699
Real Estate Management & Development – 0.5%
11,147 Compass, Inc., Class A* 88,507
69,468 Douglas Elliman, Inc.* 191,037
1,972 Forestar Group, Inc.* 48,906
6,886 FRP Holdings, Inc.* 181,790
40,433 Kennedy-Wilson Holdings, Inc. 295,970
33,280 St Joe Co. (The) 1,680,640
2,486,850
Residential REITs – 0.6%
61,867 NexPoint Residential Trust, Inc.
REIT 1,929,013
63,731 Veris Residential, Inc. REIT 897,333
2,826,346
Retail REITs – 1.2%
32,538 CBL & Associates Properties,
Inc. REIT 880,478
81,633 Kite Realty Group Trust REIT 1,794,293
17,484 Macerich Co. (The) REIT 292,158
38,651 Phillips Edison & Co., Inc. REIT 1,306,017
6,464 Saul Centers, Inc. REIT 208,270
12,373 Tanger, Inc. REIT 371,437
4,476 Whitestone REIT 54,562
4,907,215
Semiconductors & Semiconductor Equipment – 3.7%
49,862 ACM Research, Inc., Class A* 1,513,810
24,174 Ambarella, Inc.* 1,597,660
11,762 CEVA, Inc.* 251,354
25,604 Credo Technology Group
Holding Ltd.* 2,856,126
30,748 Diodes, Inc.* 1,518,029
5,279 Impinj, Inc.* 816,028
2,563 Kulicke & Soffa Industries, Inc.
(Singapore) 83,964
37,507 MaxLinear, Inc.* 593,361
23,524 Power Integrations, Inc. 1,141,384
7,427 Rambus, Inc.* 549,078
Shares Description Value
aa
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
34,434 Rigetti Computing, Inc.*
(a)
$ 499,293
21,141 Semtech Corp.* 1,080,305
16,112 Silicon Laboratories, Inc.* 2,123,078
8,433 SiTime Corp.* 1,710,634
16,334,104
Software – 6.1%
24,263 Alkami Technology, Inc.* 540,822
35,035 Asana, Inc., Class A* 514,314
15,726 BlackLine, Inc.* 845,744
70,788 C3.ai, Inc., Class A* 1,667,765
66,454 Cleanspark, Inc.*
(a)
755,582
118,795 Clearwater Analytics Holdings,
Inc., Class A* 2,406,787
17,355 Commvault Systems, Inc.* 3,296,582
44,082 Consensus Cloud Solutions, Inc.* 889,575
30,957 Digital Turbine, Inc.* 168,716
51,375 D-Wave Quantum, Inc.
(Canada)*
(a)
883,136
45,076 Freshworks, Inc., Class A* 585,537
4,507 Hut 8 Corp. (Canada)* 95,684
1,864 LiveRamp Holdings, Inc.* 61,176
47,661 MARA Holdings, Inc.* 766,389
4,872 Ooma, Inc.* 55,443
47,599 PagerDuty, Inc.* 767,296
10,877 Porch Group, Inc.* 137,268
22,185 Q2 Holdings, Inc.* 1,801,422
3,909 Red Violet, Inc. 173,286
41,238 Riot Platforms, Inc.* 553,002
78,094 Sapiens International Corp. NV
(Israel) 2,140,556
45,329 SoundHound AI, Inc., Class A*
(a)
468,248
12,789 Sprout Social, Inc., Class A* 219,331
48,635 Terawulf, Inc.* 250,957
61,550 Varonis Systems, Inc.* 3,436,336
99,788 Verint Systems, Inc.* 2,123,489
32,280 Vertex, Inc., Class A* 1,070,728
53,204 Zeta Global Holdings Corp.,
Class A* 832,643
27,507,814
Specialized REITs – 0.2%
7,221 Gladstone Land Corp. REIT 66,433
179,607 Uniti Group, Inc. REIT* 955,509
1,021,942
Specialty Retail – 4.0%
7,637 American Eagle Outfitters, Inc. 82,480
12,734 America's Car-Mart, Inc.* 573,539
4,641 Asbury Automotive Group, Inc.* 1,030,859
16,843 Boot Barn Holdings, Inc.* 2,895,312
25,249 Buckle, Inc. (The) 1,246,543
7,520 Build-A-Bear Workshop, Inc. 381,339
35,649 Camping World Holdings, Inc.,
Class A 493,382
6,352 Citi Trends, Inc.* 193,863
153,245 EVgo, Inc.* 516,436
56,227 Haverty Furniture Cos., Inc. 1,159,963
21,145 Monro, Inc. 298,039
93,128 RealReal, Inc. (The)* 489,853
92,443 Revolve Group, Inc.* 1,918,192

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Additional Investment Information
Shares Description Value
aa
Common Stocks – (continued)
Specialty Retail – (continued)
25,609 Sonic Automotive, Inc., Class A $ 1,852,811
67,283 Stitch Fix, Inc., Class A* 318,249
118,765 Warby Parker, Inc., Class A* 2,844,422
1,891 Winmark Corp. 713,701
58,799 Zumiez, Inc.* 806,134
17,815,117
Technology Hardware, Storage & Peripherals – 0.5%
31,134 Corsair Gaming, Inc.* 282,074
48,298 IonQ, Inc.* 1,925,641
5,348 Quantum Computing, Inc.*
(a)
79,365
2,287,080
Textiles, Apparel & Luxury Goods – 1.2%
46,837 Kontoor Brands, Inc. 2,606,947
71,336 Movado Group, Inc. 1,106,421
2,969 Oxford Industries, Inc. 113,357
64,182 Steven Madden Ltd. 1,540,689
5,367,414
Trading Companies & Distributors – 0.4%
38,450 Custom Truck One Source, Inc.* 238,005
15,272 DNOW, Inc.* 237,632
7,675 DXP Enterprises, Inc.* 869,271
18,877 Xometry, Inc., Class A* 610,482
1,955,390
Water Utilities – 0.6%
15,504 American States Water Co. 1,140,939
35,678 Consolidated Water Co. Ltd. 1,037,873
9,660 Middlesex Water Co. 498,456
2,677,268
Wireless Telecommunication Services – 0.5%
70,660 Spok Holdings, Inc. 1,295,904
20,145 Telephone and Data Systems,
Inc. 786,461
2,082,365
TOTAL COMMON STOCKS
(Cost $409,924,477)
438,747,854
Shares Dividend Rate Value
aa
Investment Company – 0.3%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,312,734 4.191% $ 1,312,734
(Cost $1,312,734)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $411,237,211)
440,060,588
a
Securities Lending Reinvestment Vehicle – 1.4%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
6,073,242 4.191% 6,073,242
(Cost $6,073,242)
TOTAL INVESTMENTS – 99.7%
(Cost $417,310,453)
$ 446,133,830
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.3%
1,157,085
NET ASSETS – 100.0%
$ 447,290,915
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At July 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Russell 2000 E-Mini Index 62 09/19/25 $ 6,882,620 $ (22,223)

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
July 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.1%
Aerospace & Defense – 1.9%
52,512 Archer Aviation, Inc., Class A* $ 526,695
1,979 Kratos Defense & Security
Solutions, Inc.* 116,167
14,816 Mercury Systems, Inc.* 779,174
7,224 Moog, Inc., Class A 1,398,422
2,820,458
Automobile Components – 0.2%
3,318 LCI Industries 315,210
Banks – 2.0%
1,460 Ameris Bancorp 99,791
8,710 Associated Banc-Corp. 215,485
1,220 BancFirst Corp. 151,914
1,675 Bancorp, Inc. (The)* 105,793
2,681 Bank of Hawaii Corp. 165,900
1,191 Esquire Financial Holdings, Inc. 114,193
27,289 First Financial Bankshares, Inc. 944,745
2,415 Live Oak Bancshares, Inc. 76,338
1,258 Northrim BanCorp, Inc. 105,081
357 Red River Bancshares, Inc. 21,481
11,521 ServisFirst Bancshares, Inc. 906,127
542 Southern First Bancshares, Inc.* 22,526
532 Triumph Financial, Inc.* 30,175
2,712 United Community Banks, Inc. 82,716
3,042,265
Beverages – 0.0%
964 National Beverage Corp.* 44,170
Biotechnology – 8.1%
33,945 ACADIA Pharmaceuticals, Inc.* 808,909
14,790 ADMA Biologics, Inc.* 276,573
4,768 Akero Therapeutics, Inc.* 232,917
7,844 Alkermes PLC* 207,788
35,328 Altimmune, Inc.*
(a)
130,360
114,283 Amicus Therapeutics, Inc.* 684,555
2,903 Anavex Life Sciences Corp.*
(a)
32,804
3,717 Apogee Therapeutics, Inc.* 142,212
3,815 Arcellx, Inc.* 272,353
2,991 Arcutis Biotherapeutics, Inc.* 43,609
36,344 Ardelyx, Inc.* 154,099
24,812 Arrowhead Pharmaceuticals,
Inc.* 392,030
13,752 Astria Therapeutics, Inc.* 95,164
13,209 Beam Therapeutics, Inc.* 260,349
33,001 BioCryst Pharmaceuticals, Inc.* 268,628
9,546 Biohaven Ltd.* 144,145
2,624 Bridgebio Pharma, Inc.* 124,037
19,977 CareDx, Inc.* 245,417
14,763 Catalyst Pharmaceuticals, Inc.* 314,895
1,729 Celcuity, Inc.* 67,716
17,597 Cogent Biosciences, Inc.* 200,958
9,362 Crinetics Pharmaceuticals, Inc.* 267,660
12,156 Cullinan Therapeutics, Inc.* 94,452
7,758 Dyne Therapeutics, Inc.* 76,416
3,411 Greenwich Lifesciences, Inc.*
(a)
37,316
5,934 Immunovant, Inc.* 95,419
967 Janux Therapeutics, Inc.* 23,223
26,672 Keros Therapeutics, Inc.* 381,943
2,638 Krystal Biotech, Inc.* 405,909
Shares Description Value
aa
Common Stocks – (continued)
Biotechnology – (continued)
5,070 Kymera Therapeutics, Inc.* $ 221,813
2,387 Madrigal Pharmaceuticals, Inc.* 722,091
1,134 Mirum Pharmaceuticals, Inc.* 58,605
6,679 Myriad Genetics, Inc.* 25,647
5,974 Nuvalent, Inc., Class A* 468,063
1,149 Praxis Precision Medicines, Inc.* 62,299
5,005 Protagonist Therapeutics, Inc.* 269,569
6,077 PTC Therapeutics, Inc.* 316,672
26,493 Recursion Pharmaceuticals, Inc.,
Class A*
(a)
157,633
8,523 Rhythm Pharmaceuticals, Inc.* 726,415
12,603 Rigel Pharmaceuticals, Inc.* 265,419
2,565 Scholar Rock Holding Corp.* 95,033
24,052 TG Therapeutics, Inc.* 853,846
17,608 Twist Bioscience Corp.* 591,101
1,962 Vera Therapeutics, Inc.* 40,790
35,320 Veracyte, Inc.* 830,373
1,605 Vericel Corp.* 56,079
4,614 Y-mAbs Therapeutics, Inc.* 20,625
12,263,929
Broadline Retail – 0.0%
667 Groupon, Inc.* 20,570
Building Products – 1.1%
13,407 Griffon Corp. 1,089,587
6,487 Tecnoglass, Inc. 506,180
1,595,767
Capital Markets – 3.7%
882 Diamond Hill Investment Group,
Inc. 119,573
5,309 Moelis & Co., Class A 372,373
30,700 Perella Weinberg Partners 612,158
4,165 Piper Sandler Cos. 1,313,308
18,487 StepStone Group, Inc., Class A 1,097,389
16,642 Victory Capital Holdings, Inc.,
Class A 1,146,800
73,634 WisdomTree, Inc. 977,123
5,638,724
Chemicals – 1.1%
10,826 Aspen Aerogels, Inc.* 82,927
4,399 Balchem Corp. 670,715
2,552 Hawkins, Inc. 416,691
3,310 Ingevity Corp.* 138,325
22,094 PureCycle Technologies, Inc.*
(a)
296,281
1,604,939
Commercial Services & Supplies – 0.7%
16,906 ACV Auctions, Inc., Class A* 240,234
346 Casella Waste Systems, Inc.,
Class A* 37,621
3,291 Driven Brands Holdings, Inc.* 55,618
9,413 Healthcare Services Group, Inc.* 122,463
872 HNI Corp. 44,856
3,459 Liquidity Services, Inc.* 82,601
22,847 Montrose Environmental Group,
Inc.* 518,398
1,324 Pitney Bowes, Inc. 15,041
1,116,832

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Communications Equipment – 0.6%
5,038 Applied Optoelectronics, Inc.* $ 115,219
56,325 CommScope Holding Co., Inc.* 461,865
11,932 Harmonic, Inc.* 101,542
25,406 Viavi Solutions, Inc.* 255,330
933,956
Construction & Engineering – 4.4%
5,084 Argan, Inc. 1,245,479
663 Bowman Consulting Group Ltd.* 22,993
2,426 Construction Partners, Inc., Class
A* 244,662
120 Dycom Industries, Inc.* 32,257
811 IES Holdings, Inc.* 286,340
5,609 Limbach Holdings, Inc.* 768,433
5,434 MYR Group, Inc.* 1,051,479
14,707 Primoris Services Corp. 1,384,958
6,080 Sterling Infrastructure, Inc.* 1,626,947
6,663,548
Construction Materials – 0.8%
4,449 Knife River Corp.* 366,953
8,674 United States Lime & Minerals,
Inc. 863,757
1,230,710
Consumer Finance – 2.0%
2,018 Dave, Inc.* 475,844
9,545 FirstCash Holdings, Inc. 1,272,253
32,337 OppFi, Inc.
(a)
344,066
1,080 Regional Management Corp. 35,899
10,589 Upstart Holdings, Inc.* 865,545
78 World Acceptance Corp.* 12,271
3,005,878
Consumer Staples Distribution & Retail – 0.7%
14,558 Chefs' Warehouse, Inc. (The)* 998,096
826 Natural Grocers by Vitamin
Cottage, Inc. 31,297
1,029,393
Diversified Consumer Services – 2.4%
2,990 Adtalem Global Education, Inc.* 341,667
78,494 Coursera, Inc.* 992,164
79,706 European Wax Center, Inc., Class
A* 373,024
78 Graham Holdings Co., Class B 74,426
31,874 Laureate Education, Inc.* 720,352
50,208 Mister Car Wash, Inc.* 289,951
726 OneSpaWorld Holdings Ltd.
(Bahamas) 16,059
1,096 Stride, Inc.* 140,540
31,686 Udemy, Inc.* 241,131
14,143 Universal Technical Institute,
Inc.* 455,688
3,645,002
Diversified REITs – 0.1%
428 American Assets Trust, Inc.
REIT 8,145
4,178 Broadstone Net Lease, Inc. REIT 67,851
75,996
Shares Description Value
aa
Common Stocks – (continued)
Diversified Telecommunication Services – 0.6%
26,000 Bandwidth, Inc., Class A* $ 361,660
9,209 Globalstar, Inc.* 216,319
5,712 IDT Corp., Class B 336,494
914,473
Electric Utilities – 0.1%
1,719 Oklo, Inc.*
(a)
131,658
Electrical Equipment – 3.5%
20,704 American Superconductor
Corp.* 1,177,022
21,359 Bloom Energy Corp., Class A* 798,613
12,989 Enovix Corp.*
(a)
174,053
12,226 Eos Energy Enterprises, Inc.*
(a)
69,688
714 NANO Nuclear Energy, Inc.*
(a)
25,297
22,534 NEXTracker, Inc., Class A* 1,312,831
9,731 NuScale Power Corp.*
(a)
488,593
3,040 Powell Industries, Inc. 720,784
10,174 Vicor Corp.* 452,133
5,219,014
Electronic Equipment, Instruments & Components – 2.8%
1,812 Advanced Energy Industries, Inc. 251,723
25,801 Arlo Technologies, Inc.* 417,976
1,763 Evolv Technologies Holdings,
Inc.* 11,556
5,172 Fabrinet (Thailand)* 1,674,332
5,541 Knowles Corp.* 112,538
2,924 Napco Security Technologies,
Inc. 89,270
3,293 Novanta, Inc.* 405,105
574 OSI Systems, Inc.* 126,860
10,351 Ouster, Inc.* 242,006
4,903 Sanmina Corp.* 568,944
21,988 Vishay Intertechnology, Inc. 360,383
4,260,693
Energy Equipment & Services – 1.1%
38,026 Borr Drilling Ltd. (Mexico)* 77,193
9,219 Energy Services of America
Corp.
(a)
100,764
2,392 Kodiak Gas Services, Inc. 77,333
45,159 Oceaneering International, Inc.* 979,950
2,888 Solaris Oilfield Infrastructure,
Inc., Class A 94,351
47,510 TETRA Technologies, Inc.* 194,791
4,071 Tidewater, Inc.* 203,591
1,727,973
Entertainment – 1.2%
14,186 CuriosityStream, Inc. 68,802
30,112 IMAX Corp.* 776,589
24,346 Madison Square Garden
Entertainment Corp.* 920,035
1,765,426
Financial Services – 1.6%
7,588 EVERTEC, Inc. (Puerto Rico) 274,306
2,063 Jackson Financial, Inc., Class A 180,636
40,174 Marqeta, Inc., Class A* 228,992
12,541 NCR Atleos Corp.* 383,755

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financial Services – (continued)
3,008 Pagseguro Digital Ltd., Class A
(Brazil) $ 23,553
48,530 Remitly Global, Inc.* 800,745
2,381 Sezzle, Inc.* 368,674
568 Velocity Financial, Inc.* 9,429
2,270,090
Food Products – 1.7%
47,369 BRC, Inc., Class A* 80,527
12,030 Cal-Maine Foods, Inc. 1,337,014
4,866 J & J Snack Foods Corp. 549,323
3,315 Marzetti Company (The) 589,275
2,556,139
Ground Transportation – 0.3%
65,144 FTAI Infrastructure, Inc. 408,453
3,321 Hertz Global Holdings, Inc.* 21,288
429,741
Health Care Equipment & Supplies – 4.3%
14,267 Alphatec Holdings, Inc.* 150,945
24,105 AtriCure, Inc.* 846,086
192,109 Cerus Corp.* 245,900
15,362 Delcath Systems, Inc.* 165,141
3,038 Glaukos Corp.* 261,541
14,281 Haemonetics Corp.* 1,057,365
7,442 Integer Holdings Corp.* 807,531
11,031 iRadimed Corp. 643,549
5,375 iRhythm Technologies, Inc.* 753,468
1,377 LeMaitre Vascular, Inc. 111,867
5,680 PROCEPT BioRobotics Corp.* 275,537
8,849 Pulmonx Corp.* 16,282
1,655 QuidelOrtho Corp.* 38,098
3,079 Semler Scientific, Inc.*
(a)
110,382
18,846 Tandem Diabetes Care, Inc.* 293,621
3,028 TransMedics Group, Inc.* 360,241
5,432 Treace Medical Concepts, Inc.* 29,170
1,389 UFP Technologies, Inc.* 314,456
6,481,180
Health Care Providers & Services – 4.1%
186,600 agilon health, Inc.* 334,014
9,012 Alignment Healthcare, Inc.* 124,185
3,330 Ardent Health, Inc.* 35,298
15,018 Aveanna Healthcare Holdings,
Inc.* 59,621
23,204 Clover Health Investments
Corp.* 67,060
8,473 CorVel Corp.* 750,708
64 Ensign Group, Inc. (The) 9,600
1,225 GeneDx Holdings Corp.* 124,889
12,573 Guardant Health, Inc.* 515,242
4,343 HealthEquity, Inc.* 421,271
26,626 Hims & Hers Health, Inc.* 1,762,109
17,584 Joint Corp. (The)* 194,127
58,357 LifeStance Health Group, Inc.* 232,261
12,201 National Research Corp. 152,512
766 Nutex Health, Inc.*
(a)
64,964
17,057 Pennant Group, Inc. (The)* 378,154
28,329 Privia Health Group, Inc.* 552,982
3,656 Progyny, Inc.* 85,953
Shares Description Value
aa
Common Stocks – (continued)
Health Care Providers & Services – (continued)
6,422 Talkspace, Inc.* $ 15,605
39,814 Viemed Healthcare, Inc.* 242,467
6,123,022
Health Care Technology – 1.1%
5,389 LifeMD, Inc.* 56,100
28,282 Phreesia, Inc.* 762,483
23,577 Waystar Holding Corp.* 871,877
1,690,460
Hotel & Resort REITs – 0.8%
6,432 Braemar Hotels & Resorts, Inc.
REIT 14,150
6,194 Chatham Lodging Trust REIT 42,243
29,342 RLJ Lodging Trust REIT 217,131
3,008 Ryman Hospitality Properties,
Inc. REIT 285,940
145,767 Service Properties Trust REIT 383,367
22,404 Xenia Hotels & Resorts, Inc.
REIT 284,755
1,227,586
Hotels, Restaurants & Leisure – 3.8%
8,349 Bloomin' Brands, Inc. 76,059
53,317 Brightstar Lottery PLC 791,224
9,784 Brinker International, Inc.* 1,541,958
1,451 First Watch Restaurant Group,
Inc.* 25,088
3,624 Genius Sports Ltd. (United
Kingdom)* 40,770
12,380 Hilton Grand Vacations, Inc.* 554,872
24,198 Lindblad Expeditions Holdings,
Inc.* 289,166
4,512 Monarch Casino & Resort, Inc. 464,556
13,329 Potbelly Corp.* 160,348
1,889 RCI Hospitality Holdings, Inc. 67,683
12,521 Red Rock Resorts, Inc., Class A 768,163
3,844 Shake Shack, Inc., Class A* 462,587
41,621 Super Group SGHC Ltd.
(Guernsey) 447,426
5,689,900
Household Durables – 0.6%
3,953 Installed Building Products, Inc. 799,653
9,483 Sonos, Inc.* 102,511
902,164
Household Products – 0.6%
41,090 Energizer Holdings, Inc. 925,347
Insurance – 2.4%
13,734 AMERISAFE, Inc. 615,008
6,975 Crawford & Co., Class A 66,751
143 Goosehead Insurance, Inc.,
Class A 13,000
452 HCI Group, Inc. 63,298
6,057 Kingstone Cos., Inc.* 99,274
6,351 Lemonade, Inc.* 239,306
21,063 Oscar Health, Inc., Class A*
(a)
295,935
7,386 Palomar Holdings, Inc.* 978,571
2,452 Root, Inc., Class A* 296,766
6,491 Selective Insurance Group, Inc. 506,103

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Insurance – (continued)
2,996 Skyward Specialty Insurance
Group, Inc.* $ 151,538
6,782 Trupanion, Inc.* 321,535
3,647,085
Interactive Media & Services – 0.8%
24,263 fuboTV, Inc.* 96,567
18,089 Grindr, Inc. (Singapore)* 316,196
912 MediaAlpha, Inc., Class A* 9,138
46,246 QuinStreet, Inc.* 758,897
21,076 Vimeo, Inc.* 79,878
1,260,676
IT Services – 0.6%
8,454 Applied Digital Corp.*
(a)
111,086
14,425 Backblaze, Inc., Class A* 71,981
1,793 BigCommerce Holdings, Inc.,
Series 1* 8,570
3,397 Crexendo, Inc.* 18,921
19,261 DigitalOcean Holdings, Inc.* 536,611
3,240 TSS, Inc.*
(a)
88,128
835,297
Leisure Products – 1.1%
9,971 Acushnet Holdings Corp. 793,891
14,741 MasterCraft Boat Holdings, Inc.* 285,091
90,603 Peloton Interactive, Inc., Class
A* 646,905
1,725,887
Life Sciences Tools & Services – 0.5%
30,761 Adaptive Biotechnologies Corp.* 314,993
7,683 Alpha Teknova, Inc.* 34,727
7,307 BioLife Solutions, Inc.* 155,347
1,082 Mesa Laboratories, Inc. 82,751
12,663 Niagen Bioscience, Inc.* 118,399
706,217
Machinery – 4.3%
690 Alamo Group, Inc. 153,580
4,786 Chart Industries, Inc.* 951,600
6,927 ESCO Technologies, Inc. 1,341,760
10,388 Federal Signal Corp. 1,314,809
8,528 Gorman-Rupp Co. (The) 351,013
18,228 Helios Technologies, Inc. 668,785
20,395 Microvast Holdings, Inc.* 64,652
5,647 Omega Flex, Inc. 180,139
6,430 REV Group, Inc. 318,607
2,800 SPX Technologies, Inc.* 510,692
290 Standex International Corp. 47,775
9,363 Trinity Industries, Inc. 218,158
5,785 Worthington Enterprises, Inc. 358,496
6,480,066
Marine Transportation – 0.1%
22,766 Safe Bulkers, Inc. (Monaco) 89,470
Media – 0.1%
5,616 AMC Networks, Inc., Class A* 33,640
225 Cable One, Inc. 28,796
20,283 Entravision Communications
Corp., Class A 44,825
Shares Description Value
aa
Common Stocks – (continued)
Media – (continued)
1,625 Magnite, Inc.* $ 37,391
144,652
Metals & Mining – 0.4%
7,768 Century Aluminum Co.* 164,526
15,179 Coeur Mining, Inc.* 131,906
79,084 United States Antimony Corp.* 241,997
538,429
Mortgage Real Estate Investment Trusts (REITs) – 0.0%
3,118 Nexpoint Real Estate Finance,
Inc. REIT 43,028
Oil, Gas & Consumable Fuels – 1.7%
7,996 Crescent Energy Co., Class A 73,883
3,655 Diversified Energy Co. PLC 55,044
5,523 Excelerate Energy, Inc., Class A 141,720
3,658 Golar LNG Ltd. (Cameroon) 150,563
43,388 Magnolia Oil & Gas Corp.,
Class A 1,033,502
34,992 Nordic American Tankers Ltd. 97,628
2,554 Peabody Energy Corp. 41,247
13,322 Sable Offshore Corp.* 408,586
70,773 Uranium Energy Corp.* 613,602
2,615,775
Passenger Airlines – 0.5%
31,990 Joby Aviation, Inc.* 532,953
1,799 SkyWest, Inc.* 208,612
741,565
Personal Care Products – 0.4%
34,778 Herbalife Ltd.* 319,957
2,048 Interparfums, Inc. 246,989
566,946
Pharmaceuticals – 2.6%
79,286 Amneal Pharmaceuticals, Inc.* 620,016
10,262 ANI Pharmaceuticals, Inc.* 650,098
4,366 Axsome Therapeutics, Inc.* 442,625
18,479 Collegium Pharmaceutical, Inc.* 551,783
24,989 CorMedix, Inc.* 291,622
12,440 Eton Pharmaceuticals, Inc.* 176,150
10,448 Evolus, Inc.* 93,196
4,140 Prestige Consumer Healthcare,
Inc.* 306,153
55,672 SIGA Technologies, Inc. 367,992
8,508 Supernus Pharmaceuticals, Inc.* 298,631
28,089 Xeris Biopharma Holdings, Inc.* 142,973
3,941,239
Professional Services – 2.3%
137,610 Alight, Inc., Class A 737,590
2,576 CSG Systems International, Inc. 160,897
3,282 ICF International, Inc. 275,327
9,536 Innodata, Inc.*
(a)
523,526
33,225 Legalzoom.com, Inc.* 298,693
49,221 Planet Labs PBC* 307,631
2,408 TriNet Group, Inc. 163,286
72,058 Upwork, Inc.* 861,814
7,910 Verra Mobility Corp.* 199,807
3,528,571

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Real Estate Management & Development – 0.9%
47,869 Compass, Inc., Class A* $ 380,080
15,878 Douglas Elliman, Inc.* 43,664
4,613 Real Brokerage, Inc. (The)
(Canada)* 18,221
19,601 St Joe Co. (The) 989,851
1,431,816
Retail REITs – 0.9%
29,875 CBL & Associates Properties,
Inc. REIT 808,418
11,120 Saul Centers, Inc. REIT 358,286
8,990 Tanger, Inc. REIT 269,880
1,436,584
Semiconductors & Semiconductor Equipment – 5.5%
5,491 ACM Research, Inc., Class A* 166,707
10,158 Ambarella, Inc.* 671,342
2,378 CEVA, Inc.* 50,818
15,685 Credo Technology Group
Holding Ltd.* 1,749,662
3,303 Impinj, Inc.* 510,578
1,519 Kulicke & Soffa Industries, Inc.
(Singapore) 49,762
17,413 MaxLinear, Inc.* 275,474
14,672 Power Integrations, Inc. 711,885
9,657 Rambus, Inc.* 713,942
27,499 Rigetti Computing, Inc.*
(a)
398,735
15,290 Semtech Corp.* 781,319
9,258 Silicon Laboratories, Inc.* 1,219,927
4,821 SiTime Corp.* 977,940
8,278,091
Software – 9.4%
21,642 8x8, Inc.* 41,985
4,850 Adeia, Inc. 62,807
8,766 Alarm.com Holdings, Inc.* 478,887
28,076 Alkami Technology, Inc.* 625,814
1,821 Amplitude, Inc., Class A* 22,271
13,285 Asana, Inc., Class A* 195,024
29,223 AvePoint, Inc.* 557,575
10,043 BlackLine, Inc.* 540,113
19,034 Blend Labs, Inc., Class A* 63,003
5,672 Box, Inc., Class A* 182,071
30,030 C3.ai, Inc., Class A* 707,507
5,641 Cleanspark, Inc.* 64,138
5,512 Clear Secure, Inc., Class A 162,108
57,719 Clearwater Analytics Holdings,
Inc., Class A* 1,169,387
8,740 Commvault Systems, Inc.* 1,660,163
3,320 Core Scientific, Inc.*
(a)
44,953
2,748 Digital Turbine, Inc.* 14,977
36,054 D-Wave Quantum, Inc.
(Canada)*
(a)
619,768
48,389 Freshworks, Inc., Class A* 628,573
13,083 LiveRamp Holdings, Inc.* 429,384
5,879 NextNav, Inc.* 86,950
38,939 PagerDuty, Inc.* 627,697
4,489 Porch Group, Inc.* 56,651
9,342 Q2 Holdings, Inc.* 758,570
6,975 Red Violet, Inc. 309,202
Shares Description Value
aa
Common Stocks – (continued)
Software – (continued)
27,249 Sapiens International Corp. NV
(Israel) $ 746,895
34,404 SoundHound AI, Inc., Class A*
(a)
355,393
3,668 SoundThinking, Inc.* 41,852
9,768 Sprout Social, Inc., Class A* 167,521
22,020 Terawulf, Inc.* 113,623
25,695 Varonis Systems, Inc.* 1,434,552
2,174 Verint Systems, Inc.* 46,263
20,782 Vertex, Inc., Class A* 689,339
1,798 Weave Communications, Inc.* 13,125
33,117 Zeta Global Holdings Corp.,
Class A* 518,281
14,236,422
Specialty Retail – 3.2%
8,028 Boot Barn Holdings, Inc.* 1,380,013
15,826 Buckle, Inc. (The) 781,330
2,808 Build-A-Bear Workshop, Inc. 142,394
25,435 Camping World Holdings, Inc.,
Class A 352,020
11,906 EVgo, Inc.* 40,123
14,998 RealReal, Inc. (The)* 78,889
27,543 Revolve Group, Inc.* 571,517
3,959 Sonic Automotive, Inc., Class A 286,434
6,131 ThredUp, Inc., Class A* 50,642
45,143 Warby Parker, Inc., Class A* 1,081,175
4,764,537
Technology Hardware, Storage & Peripherals – 1.0%
7,896 Corsair Gaming, Inc.* 71,538
33,377 IonQ, Inc.* 1,330,741
8,875 Quantum Computing, Inc.*
(a)
131,705
1,533,984
Textiles, Apparel & Luxury Goods – 1.0%
17,351 Kontoor Brands, Inc. 965,757
20,788 Movado Group, Inc. 322,422
10,458 Steven Madden Ltd. 251,044
1,539,223
Trading Companies & Distributors – 0.2%
1,711 Karat Packaging, Inc. 46,591
9,350 Xometry, Inc., Class A* 302,379
348,970
Water Utilities – 0.2%
2,106 American States Water Co. 154,980
7,443 Global Water Resources, Inc. 71,081
226,061
TOTAL COMMON STOCKS
(Cost $131,895,261)
148,022,804

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Dividend Rate Value
aa
Investment Company – 0.5%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
727,263 4.191% $ 727,263
(Cost $727,263)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $132,622,524)
148,750,067
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 2.4%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
3,549,689 4.191% $ 3,549,689
(Cost $3,549,689)
TOTAL INVESTMENTS – 101.0%
(Cost $136,172,213)
$ 152,299,756
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.0)%
(1,445,139)
NET ASSETS – 100.0%
$ 150,854,617
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At July 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Russell 2000 E-Mini Index 15 09/19/25 $ 1,665,150 $ (18,061)

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
July 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.2%
Aerospace & Defense – 0.7%
98,079 AerSale Corp.* $ 592,397
96,361 Mercury Systems, Inc.* 5,067,625
5,660,022
Air Freight & Logistics – 0.1%
26,045 Hub Group, Inc., Class A 912,096
Automobile Components – 1.5%
83,555 Adient PLC* 1,791,419
442,576 American Axle & Manufacturing
Holdings, Inc.* 1,969,463
29,423 Cooper-Standard Holdings, Inc.* 709,094
46,372 Gentherm, Inc.* 1,485,759
5,833 LCI Industries 554,135
77,648 Phinia, Inc. 3,936,754
155,882 Solid Power, Inc.* 497,263
10,943,887
Banks – 16.7%
40,585 1st Source Corp. 2,427,795
75,782 Ameris Bancorp 5,179,700
197,429 Associated Banc-Corp. 4,884,393
16,320 Atlantic Union Bankshares Corp. 517,344
4,452 Axos Financial, Inc.* 384,430
1,624 BancFirst Corp. 202,220
19,132 Bank of Hawaii Corp. 1,183,888
64,157 BankUnited, Inc. 2,339,806
65,001 BayCom Corp. 1,755,677
22,881 Business First Bancshares, Inc. 543,424
32,314 Byline Bancorp, Inc. 849,858
148,621 Cadence Bank 5,179,442
26,315 Capital Bancorp, Inc. 828,396
466,872 Capitol Federal Financial, Inc. 2,810,570
3,922 Carter Bankshares, Inc.* 68,164
62,122 Cathay General Bancorp 2,809,157
37,928 Central Pacific Financial Corp. 1,011,160
52,941 Community Trust Bancorp, Inc. 2,857,755
123,024 CVB Financial Corp. 2,299,319
62,657 Dime Community Bancshares,
Inc. 1,736,225
12,205 Equity Bancshares, Inc., Class A 458,664
25,934 FB Financial Corp. 1,264,542
30,874 Financial Institutions, Inc. 786,978
907 First Financial Corp. 48,570
63,535 First Merchants Corp. 2,421,954
11,325 First Mid Bancshares, Inc. 430,010
60,294 Flushing Financial Corp. 722,925
201,322 Fulton Financial Corp. 3,613,730
93,667 Glacier Bancorp, Inc. 4,105,425
29,086 Great Southern Bancorp, Inc. 1,656,157
94,523 Hancock Whitney Corp. 5,644,914
110,652 Hanmi Financial Corp. 2,523,972
109,106 Hilltop Holdings, Inc. 3,229,538
59,890 Home BancShares, Inc. 1,686,502
34,702 HomeTrust Bancshares, Inc. 1,348,520
70,401 Independent Bank Corp. 2,150,751
65,107 International Bancshares Corp. 4,438,995
233,570 Kearny Financial Corp. 1,385,070
29,892 Northeast Community Bancorp,
Inc. 617,569
5,248 Northrim BanCorp, Inc. 438,365
Shares Description Value
aa
Common Stocks – (continued)
Banks – (continued)
8,857 OFG Bancorp (Puerto Rico) $ 377,485
145,914 Old National Bancorp 3,080,245
64,623 Origin Bancorp, Inc. 2,361,971
15,195 Park National Corp. 2,459,615
28,802 PCB Bancorp 588,713
12,252 Peapack-Gladstone Financial
Corp. 312,181
19,641 Peoples Bancorp, Inc. 562,518
193,592 Provident Financial Services, Inc. 3,527,246
3,063 QCR Holdings, Inc. 217,473
11,928 Republic Bancorp, Inc., Class A 821,362
53,574 Seacoast Banking Corp. of
Florida 1,510,251
27,947 ServisFirst Bancshares, Inc. 2,198,032
56,544 Sierra Bancorp 1,657,870
2,077 SmartFinancial, Inc. 71,158
9,849 Southern First Bancshares, Inc.* 409,324
93,892 Southside Bancshares, Inc. 2,764,180
51,640 Texas Capital Bancshares, Inc.* 4,336,211
2,750 Third Coast Bancshares, Inc.* 103,537
8,608 Timberland Bancorp, Inc. 269,344
21,803 Tompkins Financial Corp. 1,410,218
79,597 TrustCo Bank Corp. 2,671,276
98,504 Trustmark Corp. 3,669,274
38,673 UMB Financial Corp. 4,253,643
26,540 United Bankshares, Inc. 942,701
152,967 United Community Banks, Inc. 4,665,494
3,308 Univest Financial Corp. 95,403
30,536 Valley National Bancorp 283,069
29,581 Washington Trust Bancorp, Inc. 796,912
131,409 WesBanco, Inc. 3,959,353
11,342 Westamerica BanCorp 543,282
10,136 WSFS Financial Corp. 555,858
130,317,073
Biotechnology – 3.5%
11,484 Agios Pharmaceuticals, Inc.* 427,434
78,056 Amicus Therapeutics, Inc.* 467,555
198,766 Annexon, Inc.* 477,038
46,399 Beam Therapeutics, Inc.* 914,524
5,340 CareDx, Inc.* 65,602
30,903 Cargo Therapeutics, Inc.* 138,136
46,485 Celldex Therapeutics, Inc.* 1,021,740
45,949 CRISPR Therapeutics AG
(Switzerland)*
(a)
2,585,091
90,641 Cullinan Therapeutics, Inc.* 704,281
46,416 Cytokinetics, Inc.* 1,747,098
57,600 Day One Biopharmaceuticals,
Inc.* 386,496
36,925 Denali Therapeutics, Inc.* 510,673
53,796 Design Therapeutics, Inc.* 208,190
87,081 Dyne Therapeutics, Inc.* 857,748
61,478 Editas Medicine, Inc.* 154,310
32,800 Entrada Therapeutics, Inc.* 192,864
261,378 Erasca, Inc.* 369,850
116,235 Fate Therapeutics, Inc.* 127,858
9,042 GRAIL, Inc.*
(a)
309,327
303,003 Heron Therapeutics, Inc.*
(a)
524,195
7,056 Ideaya Biosciences, Inc.* 171,814
11,569 Janux Therapeutics, Inc.* 277,830

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Biotechnology – (continued)
164,907 Keros Therapeutics, Inc.* $ 2,361,468
116,887 Kodiak Sciences, Inc.* 768,532
361,364 Myriad Genetics, Inc.* 1,387,638
78,155 Nurix Therapeutics, Inc.* 880,025
18,590 Olema Pharmaceuticals, Inc.* 95,553
65,476 ORIC Pharmaceuticals, Inc.* 652,796
5,807 Praxis Precision Medicines, Inc.* 314,855
34,220 Prothena Corp. PLC (Ireland)* 235,091
232,869 Relay Therapeutics, Inc.* 819,699
95,828 Replimune Group, Inc.* 673,671
5,221 Rigel Pharmaceuticals, Inc.* 109,954
175,156 Rocket Pharmaceuticals, Inc.* 534,226
21,915 Spyre Therapeutics, Inc.* 371,898
4,134 TG Therapeutics, Inc.* 146,757
36,621 Twist Bioscience Corp.* 1,229,367
60,880 Vaxcyte, Inc.* 2,066,876
52,811 Veracyte, Inc.* 1,241,587
26,529,647
Broadline Retail – 0.1%
39,015 Kohl's Corp.
(a)
422,923
Building Products – 0.2%
18,991 Griffon Corp. 1,543,399
Capital Markets – 0.6%
257,590 DigitalBridge Group, Inc. 2,766,517
18,440 Victory Capital Holdings, Inc.,
Class A 1,270,700
4,037,217
Chemicals – 1.3%
75,006 American Vanguard Corp.* 289,523
348,780 Aspen Aerogels, Inc.* 2,671,655
87,549 Avient Corp. 2,763,922
24,066 Core Molding Technologies,
Inc.* 400,458
17,521 HB Fuller Co. 984,680
52,177 LSB Industries, Inc.* 403,328
33,601 Stepan Co. 1,705,923
285,105 Tronox Holdings PLC 909,485
10,128,974
Commercial Services & Supplies – 1.9%
2,394 ABM Industries, Inc. 110,435
145,261 BrightView Holdings, Inc.* 2,316,913
230,857 Deluxe Corp. 3,716,798
264,576 Healthcare Services Group, Inc.* 3,442,134
9,248 MillerKnoll, Inc. 175,527
64,822 Montrose Environmental Group,
Inc.* 1,470,811
113,338 OPENLANE, Inc.* 2,792,648
7,621 Perma-Fix Environmental
Services, Inc.* 87,794
38,558 Pitney Bowes, Inc. 438,019
14,551,079
Communications Equipment – 1.1%
13,787 Applied Optoelectronics, Inc.* 315,309
304,182 CommScope Holding Co., Inc.* 2,494,292
79,615 NETGEAR, Inc.* 1,851,049
146,386 NetScout Systems, Inc.* 3,135,588
Shares Description Value
aa
Common Stocks – (continued)
Communications Equipment – (continued)
63,736 Viasat, Inc.* $ 1,047,182
8,843,420
Construction & Engineering – 1.0%
11,494 Fluor Corp.* 652,514
58,546 Great Lakes Dredge & Dock
Corp.* 648,690
548 Limbach Holdings, Inc.* 75,076
133,914 Matrix Service Co.* 2,046,206
28,975 Orion Group Holdings, Inc.* 214,705
81,729 Tutor Perini Corp.* 3,935,251
7,572,442
Construction Materials – 0.3%
20,949 United States Lime & Minerals,
Inc. 2,086,101
Consumer Finance – 0.6%
3,918 Bread Financial Holdings, Inc. 240,173
1,280 Dave, Inc.* 301,824
76,853 Encore Capital Group, Inc.* 2,834,339
35,662 OppFi, Inc.
(a)
379,444
3,375 PROG Holdings, Inc. 107,460
41,390 Regional Management Corp. 1,375,803
5,239,043
Consumer Staples Distribution & Retail – 0.1%
28,918 Andersons, Inc. (The) 1,038,735
Diversified Consumer Services – 1.4%
219,404 Coursera, Inc.* 2,773,267
6,373 Graham Holdings Co., Class B 6,080,989
3,744 Laureate Education, Inc.* 84,614
60,164 Perdoceo Education Corp. 1,731,520
4,804 Strategic Education, Inc. 356,193
11,026,583
Diversified REITs – 1.7%
36,373 Alexander & Baldwin, Inc. REIT 653,987
18,637 Alpine Income Property Trust,
Inc. REIT 261,850
225,465 American Assets Trust, Inc.
REIT 4,290,599
326,256 Armada Hoffler Properties, Inc.
REIT 2,228,328
342,170 Broadstone Net Lease, Inc. REIT 5,556,841
12,991,605
Diversified Telecommunication Services – 0.2%
13,718 ATN International, Inc. 235,264
44,456 Bandwidth, Inc., Class A* 618,383
46,179 Shenandoah Telecommunications
Co. 677,908
1,531,555
Electric Utilities – 1.1%
43,326 Oklo, Inc.*
(a)
3,318,338
120,505 Portland General Electric Co. 4,955,166
8,273,504
Electrical Equipment – 1.6%
41,597 American Superconductor
Corp.* 2,364,789

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Electrical Equipment – (continued)
137,168 Array Technologies, Inc.* $ 891,592
53,630 NEXTracker, Inc., Class A* 3,124,484
549,943 Plug Power, Inc.*
(a)
824,915
2,500 Powell Industries, Inc. 592,750
176,879 Sunrun, Inc.* 1,814,779
87,190 Thermon Group Holdings, Inc.* 2,465,733
2,492 Vicor Corp.* 110,744
12,189,786
Electronic Equipment, Instruments & Components – 2.6%
348 Fabrinet (Thailand)* 112,658
4,531 Kimball Electronics, Inc.* 85,002
264,584 Knowles Corp.* 5,373,701
76,567 nLight, Inc.* 1,608,673
15,604 Ouster, Inc.* 364,821
21,483 PC Connection, Inc. 1,323,138
238,970 Powerfleet, Inc.* 970,218
5,398 Richardson Electronics Ltd. 54,412
29,327 Sanmina Corp.* 3,403,105
24,151 TTM Technologies, Inc.* 1,141,135
316,050 Vishay Intertechnology, Inc. 5,180,059
6,373 Vishay Precision Group, Inc.* 169,012
19,785,934
Energy Equipment & Services – 1.7%
738,492 Borr Drilling Ltd. (Mexico)* 1,499,139
25,808 Core Laboratories, Inc. 282,340
280,445 Expro Group Holdings NV* 3,023,197
129,459 Helix Energy Solutions Group,
Inc.* 767,692
205,215 Liberty Energy, Inc. 2,532,353
54,585 Noble Corp. PLC 1,463,424
33,885 Oceaneering International, Inc.* 735,304
202,521 Oil States International, Inc.* 1,010,580
53,287 SEACOR Marine Holdings, Inc.* 266,435
75,723 TETRA Technologies, Inc.* 310,464
355,803 Transocean Ltd.* 1,038,945
12,929,873
Entertainment – 0.6%
330,658 AMC Entertainment Holdings,
Inc., Class A* 958,908
105,230 Madison Square Garden
Entertainment Corp.* 3,976,642
4,935,550
Financial Services – 3.5%
32,410 Alerus Financial Corp. 685,147
133,282 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 5,325,949
4,305 Burford Capital Ltd. 55,319
148,574 Enact Holdings, Inc. 5,164,432
101,115 Jackson Financial, Inc., Class A 8,853,629
49,149 Remitly Global, Inc.* 810,958
4,805 Sezzle, Inc.* 744,006
83,145 Velocity Financial, Inc.* 1,380,207
51,706 Walker & Dunlop, Inc. 3,878,467
26,898,114
Shares Description Value
aa
Common Stocks – (continued)
Food Products – 0.7%
44,638 Cal-Maine Foods, Inc. $ 4,961,067
27,106 Limoneira Co. 397,916
5,358,983
Gas Utilities – 1.8%
127,741 New Jersey Resources Corp. 5,864,590
31,772 Northwest Natural Holding Co. 1,268,338
97,493 ONE Gas, Inc. 7,087,741
14,220,669
Health Care Equipment & Supplies – 1.1%
7,735 AtriCure, Inc.* 271,498
87,986 Avanos Medical, Inc.* 982,804
76,229 Embecta Corp. 774,487
54,070 Inogen, Inc.* 341,182
77,395 Integra LifeSciences Holdings
Corp.* 1,016,970
71,155 LivaNova PLC* 3,002,029
68,409 QuidelOrtho Corp.* 1,574,775
3,732 Semler Scientific, Inc.* 133,792
10,291 Tandem Diabetes Care, Inc.* 160,334
8,257,871
Health Care Providers & Services – 1.0%
146,190 Ardent Health, Inc.* 1,549,614
257,611 Enhabit, Inc.* 1,731,146
5,241 Fulgent Genetics, Inc.* 90,041
392,936 LifeStance Health Group, Inc.* 1,563,885
37,079 Nano-X Imaging Ltd. (Israel)* 174,642
7,735 National HealthCare Corp. 742,792
158,656 Pediatrix Medical Group, Inc.* 1,943,536
7,795,656
Health Care REITs – 0.4%
97,479 Community Healthcare Trust,
Inc. REIT 1,498,252
95,684 Diversified Healthcare Trust
REIT 312,887
250,008 Global Medical REIT, Inc. REIT 1,670,053
3,481,192
Health Care Technology – 0.6%
163,849 Health Catalyst, Inc.* 598,049
116,613 Waystar Holding Corp.* 4,312,349
4,910,398
Hotel & Resort REITs – 2.9%
477,480 Apple Hospitality REIT, Inc.
REIT 5,610,390
472,621 Chatham Lodging Trust REIT 3,223,275
48,346 Pebblebrook Hotel Trust REIT 484,910
611,818 RLJ Lodging Trust REIT 4,527,453
828,299 Service Properties Trust REIT 2,178,426
257,203 Summit Hotel Properties, Inc.
REIT 1,342,600
45,864 Sunstone Hotel Investors, Inc.
REIT 401,310
359,225 Xenia Hotels & Resorts, Inc.
REIT 4,565,750
22,334,114

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 1.5%
9,372 Bloomin' Brands, Inc. $ 85,379
348,468 Brightstar Lottery PLC 5,171,265
7,209 Brinker International, Inc.* 1,136,138
30,368 Dine Brands Global, Inc. 686,621
74,582 Red Rock Resorts, Inc., Class A 4,575,606
11,655,009
Household Durables – 2.2%
158,766 Beazer Homes USA, Inc.* 3,731,001
38,914 Ethan Allen Interiors, Inc. 1,158,470
14,579 Green Brick Partners, Inc.* 903,023
22,289 KB Home 1,231,690
31,556 LGI Homes, Inc.* 1,680,988
27,628 M/I Homes, Inc.* 3,320,610
50,979 Meritage Homes Corp. 3,432,926
29,940 Taylor Morrison Home Corp.* 1,774,843
17,233,551
Household Products – 0.4%
49,790 Central Garden & Pet Co., Class
A* 1,768,541
49,848 Energizer Holdings, Inc. 1,122,577
2,891,118
Independent Power and Renewable Electricity Producers – 1.0%
87,594 Ormat Technologies, Inc. 7,831,780
Industrial REITs – 0.8%
753,456 LXP Industrial Trust REIT 5,846,819
Insurance – 2.0%
97,526 Ambac Financial Group, Inc.* 819,218
45,929 AMERISAFE, Inc. 2,056,701
300,088 Fidelis Insurance Holdings Ltd.
(United Kingdom) 4,534,330
52,504 Genworth Financial, Inc., Class
A* 412,681
79,942 Hamilton Insurance Group Ltd.,
Class B (Bermuda)* 1,717,954
8,372 James River Group Holdings Ltd. 47,720
53,874 Stewart Information Services
Corp. 3,498,039
95,021 Universal Insurance Holdings,
Inc. 2,246,296
15,332,939
Interactive Media & Services – 0.4%
747,491 Vimeo, Inc.* 2,832,991
IT Services – 0.3%
89,251 BigBear.ai Holdings, Inc.*
(a)
566,744
17,347 DigitalOcean Holdings, Inc.* 483,287
170,333 Fastly, Inc., Class A* 1,156,561
76,376 Rackspace Technology, Inc.*
(a)
92,415
2,299,007
Leisure Products – 1.4%
22,073 Latham Group, Inc.* 149,655
27,379 Malibu Boats, Inc., Class A* 911,995
66,222 MasterCraft Boat Holdings, Inc.* 1,280,733
554,470 Peloton Interactive, Inc., Class
A* 3,958,916
225,684 Smith & Wesson Brands, Inc. 1,794,188
Shares Description Value
aa
Common Stocks – (continued)
Leisure Products – (continued)
279,653 Topgolf Callaway Brands Corp.* $ 2,586,790
10,682,277
Life Sciences Tools & Services – 0.6%
158,110 Adaptive Biotechnologies Corp.* 1,619,046
20,322 Azenta, Inc.* 664,529
467,281 Cytek Biosciences, Inc.* 1,682,212
83,895 OmniAb, Inc.* 160,240
2,023 OmniAb, Inc. 12.5 Earnout*
(b)
—
2,023 OmniAb, Inc. 15.00 Earnout*
(b)
—
129,585 Pacific Biosciences of California,
Inc.*
(a)
178,827
4,304,854
Machinery – 2.1%
29,391 Astec Industries, Inc. 1,165,647
4,204 ESCO Technologies, Inc. 814,315
5,426 Gencor Industries, Inc.* 79,111
51,006 Helios Technologies, Inc. 1,871,410
8,676 Hillenbrand, Inc. 179,680
157,037 Kennametal, Inc. 3,888,236
8,257 Luxfer Holdings PLC (United
Kingdom) 99,249
42,289 Manitowoc Co., Inc. (The)* 539,185
41,869 Mayville Engineering Co., Inc.* 702,143
39,247 Microvast Holdings, Inc.* 124,413
60,793 Miller Industries, Inc. 2,477,315
18,155 Proto Labs, Inc.* 782,843
12,833 Tennant Co. 1,059,236
48,731 Terex Corp. 2,478,459
39,241 Wabash National Corp. 390,840
16,652,082
Marine Transportation – 1.2%
22,939 Costamare Bulkers Holdings Ltd.
(Monaco)* 206,451
165,644 Costamare, Inc. (Monaco) 1,671,348
46,893 Genco Shipping & Trading Ltd. 747,005
38,418 Matson, Inc. 4,102,274
33,557 Pangaea Logistics Solutions Ltd. 163,423
597,078 Safe Bulkers, Inc. (Monaco) 2,346,517
9,237,018
Media – 1.2%
83,127 AMC Networks, Inc., Class A* 497,931
25,871 Cable One, Inc. 3,310,971
377,428 EW Scripps Co. (The), Class A* 1,128,510
189,308 Gannett Co., Inc.* 721,263
608,271 Gray Media, Inc. 2,743,302
353,774 iHeartMedia, Inc., Class A* 661,557
9,063,534
Metals & Mining – 1.4%
257,018 Coeur Mining, Inc.* 2,233,486
63,302 Constellium SE* 867,871
255,764 Hecla Mining Co. 1,468,085
43,427 Olympic Steel, Inc. 1,350,580
18,039 Ryerson Holding Corp. 371,603
5,761 SSR Mining, Inc. (Canada)* 68,844
39,350 Warrior Met Coal, Inc. 2,021,803

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Metals & Mining – (continued)
78,821 Worthington Steel, Inc. $ 2,405,617
10,787,889
Mortgage Real Estate Investment Trusts (REITs) – 1.6%
427,889 BrightSpire Capital, Inc. REIT 2,216,465
201,897 Ladder Capital Corp. REIT 2,204,715
151,073 MFA Financial, Inc. REIT 1,373,254
317,363 Orchid Island Capital, Inc. REIT 2,208,846
503,984 TPG RE Finance Trust, Inc.
REIT 4,384,661
12,387,941
Multi-Utilities – 0.9%
124,730 Black Hills Corp. 7,206,899
Office REITs – 0.6%
562,487 Empire State Realty Trust, Inc.,
Class A REIT 4,072,406
338,999 Hudson Pacific Properties, Inc.
REIT* 830,548
4,902,954
Oil, Gas & Consumable Fuels – 5.8%
297,715 Clean Energy Fuels Corp.* 604,361
448,842 Crescent Energy Co., Class A 4,147,300
63,010 DHT Holdings, Inc. 698,781
234,091 Diversified Energy Co. PLC 3,525,411
55,494 Energy Fuels, Inc.*
(a)
504,441
165,775 Excelerate Energy, Inc., Class A 4,253,787
162,139 Golar LNG Ltd. (Cameroon) 6,673,641
35,789 International Seaways, Inc. 1,427,981
271,954 Magnolia Oil & Gas Corp.,
Class A 6,477,944
25,394 New Fortress Energy, Inc. 69,199
1,181,726 Nordic American Tankers Ltd. 3,297,016
14,209 Northern Oil & Gas, Inc. 400,125
36,807 PBF Energy, Inc., Class A 831,838
57,595 Peabody Energy Corp. 930,159
14,023 REX American Resources Corp.* 733,122
9,011 Sable Offshore Corp.* 276,367
73,271 Scorpio Tankers, Inc. (Monaco) 3,312,582
296,937 SFL Corp. Ltd. (Norway) 2,725,882
16,419 SM Energy Co. 453,000
67,747 Talos Energy, Inc.* 579,237
165,755 VAALCO Energy, Inc. 616,609
140,918 Vital Energy, Inc.* 2,633,757
92,367 W&T Offshore, Inc. 163,490
45,336,030
Passenger Airlines – 1.2%
38,971 Allegiant Travel Co.* 2,012,462
15,554 Blade Air Mobility, Inc.* 62,061
63,264 SkyWest, Inc.* 7,336,094
4,675 Sun Country Airlines Holdings,
Inc.* 54,183
9,464,800
Personal Care Products – 0.1%
89,770 Herbalife Ltd.* 825,884
36,293 Honest Co., Inc. (The)* 167,311
Shares Description Value
aa
Common Stocks – (continued)
Personal Care Products – (continued)
13,491 Nu Skin Enterprises, Inc., Class
A $ 113,055
1,106,250
Pharmaceuticals – 1.9%
126,503 Amneal Pharmaceuticals, Inc.* 989,253
6,942 ANI Pharmaceuticals, Inc.* 439,776
52,524 Arvinas, Inc.* 390,778
63,574 Atea Pharmaceuticals, Inc.* 231,409
7,671 CorMedix, Inc.* 89,521
15,903 Fulcrum Therapeutics, Inc.* 107,027
7,632 Ligand Pharmaceuticals, Inc.* 1,004,219
76,828 Prestige Consumer Healthcare,
Inc.* 5,681,431
26,143 Septerna, Inc.*
(a)
324,435
152,553 Supernus Pharmaceuticals, Inc.* 5,354,610
23,132 Terns Pharmaceuticals, Inc.* 134,860
43,835 Third Harmonic Bio, Inc.* 235,832
14,983,151
Professional Services – 2.2%
1,046,336 Alight, Inc., Class A 5,608,361
677,869 Conduent, Inc.* 1,803,132
35,123 ICF International, Inc. 2,946,469
18,868 Innodata, Inc.*
(a)
1,035,853
69,443 Korn Ferry 4,921,425
76,656 Upwork, Inc.* 916,806
17,232,046
Real Estate Management & Development – 1.0%
236,629 Anywhere Real Estate, Inc.* 1,093,226
76,456 Cushman & Wakefield PLC* 931,999
156,766 Douglas Elliman, Inc.* 431,106
23,477 Forestar Group, Inc.* 582,230
53,348 FRP Holdings, Inc.* 1,408,387
263,947 Kennedy-Wilson Holdings, Inc. 1,932,092
102,505 Newmark Group, Inc., Class A 1,555,001
13,559 RMR Group, Inc. (The), Class A 217,757
8,151,798
Residential REITs – 1.0%
4,682 Independence Realty Trust, Inc.
REIT 78,517
135,664 NexPoint Residential Trust, Inc.
REIT 4,230,004
273,656 Veris Residential, Inc. REIT 3,853,076
8,161,597
Retail REITs – 1.6%
23,799 FrontView REIT, Inc. REIT 280,114
295,189 Kite Realty Group Trust REIT 6,488,254
122,142 Macerich Co. (The) REIT 2,040,993
53,788 Phillips Edison & Co., Inc. REIT 1,817,497
76,866 Urban Edge Properties REIT 1,515,798
70,629 Whitestone REIT 860,967
13,003,623
Semiconductors & Semiconductor Equipment – 1.6%
76,582 ACM Research, Inc., Class A* 2,325,030
52,569 Alpha & Omega Semiconductor
Ltd.* 1,338,933
22,341 Ambarella, Inc.* 1,476,517

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
100,565 Diodes, Inc.* $ 4,964,894
83,315 MaxLinear, Inc.* 1,318,043
25,349 Navitas Semiconductor Corp.*
(a)
185,808
3,920 SiTime Corp.* 795,172
3,572 Synaptics, Inc.* 223,964
12,628,361
Software – 2.7%
29,074 C3.ai, Inc., Class A* 684,983
115,606 Cipher Mining, Inc.* 631,209
206,222 Cleanspark, Inc.* 2,344,744
23,471 Clearwater Analytics Holdings,
Inc., Class A* 475,523
497 Commvault Systems, Inc.* 94,405
116,419 Consensus Cloud Solutions, Inc.* 2,349,335
7,827 Digital Turbine, Inc.* 42,657
40,765 Hut 8 Corp. (Canada)* 865,441
196,460 MARA Holdings, Inc.* 3,159,077
23,155 Ooma, Inc.* 263,504
179,848 Riot Platforms, Inc.* 2,411,762
1,945 Sapiens International Corp. NV
(Israel) 53,312
20,959 Varonis Systems, Inc.* 1,170,141
265,954 Verint Systems, Inc.* 5,659,501
20,205,594
Specialized REITs – 0.4%
62,492 Gladstone Land Corp. REIT 574,926
491,454 Uniti Group, Inc. REIT* 2,614,535
3,189,461
Specialty Retail – 3.9%
204,715 American Eagle Outfitters, Inc. 2,210,922
34,307 America's Car-Mart, Inc.* 1,545,187
26,493 Asbury Automotive Group, Inc.* 5,884,625
11,369 Beyond, Inc.*
(a)
101,752
5,665 Boot Barn Holdings, Inc.* 973,814
11,328 Citi Trends, Inc.* 345,731
525,444 EVgo, Inc.* 1,770,746
123,936 Haverty Furniture Cos., Inc. 2,556,800
73,044 Monro, Inc. 1,029,555
38,021 OneWater Marine, Inc., Class A* 583,242
27,336 RealReal, Inc. (The)* 143,787
47,193 Revolve Group, Inc.* 979,255
45,086 Sonic Automotive, Inc., Class A 3,261,972
246,508 Stitch Fix, Inc., Class A* 1,165,983
29,088 Upbound Group, Inc. 600,231
112,278 Warby Parker, Inc., Class A* 2,689,058
7,435 Winmark Corp. 2,806,118
114,101 Zumiez, Inc.* 1,564,325
30,213,103
Technology Hardware, Storage & Peripherals – 0.1%
71,356 Corsair Gaming, Inc.* 646,485
10,354 IonQ, Inc.* 412,814
1,059,299
Textiles, Apparel & Luxury Goods – 1.8%
92,122 Carter's, Inc. 2,233,037
21,021 G-III Apparel Group Ltd.* 496,095
50,704 Kontoor Brands, Inc. 2,822,185
Shares Description Value
aa
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
144,751 Movado Group, Inc. $ 2,245,088
33,999 Oxford Industries, Inc. 1,298,082
198,798 Steven Madden Ltd. 4,772,146
13,866,633
Tobacco – 0.0%
1,814 Universal Corp. 98,809
Trading Companies & Distributors – 0.3%
49,457 DNOW, Inc.* 769,551
111,108 Newpark Resources, Inc.* 1,002,194
17,779 Rush Enterprises, Inc., Class A 962,555
4,537 Titan Machinery, Inc.* 87,655
2,821,955
Water Utilities – 0.8%
78,087 Consolidated Water Co. Ltd. 2,271,551
71,065 Middlesex Water Co. 3,666,954
20,083 York Water Co. (The) 607,711
6,546,216
Wireless Telecommunication Services – 0.6%
138,833 Spok Holdings, Inc. 2,546,197
63,524 Telephone and Data Systems,
Inc. 2,479,977
5,026,174
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $757,783,186)
770,991,007
Dividend Rate
a
Securities Lending Reinvestment Vehicle – 1.2%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
9,096,409 4.191% 9,096,409
(Cost $9,096,409)
TOTAL INVESTMENTS – 100.4%
(Cost $766,879,595)
$ 780,087,416
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.4)%
(3,009,653)
NET ASSETS – 100.0%
$ 777,077,763
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
FUTURES CONTRACTS
— At July 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Russell 2000 E-Mini Index 54 09/19/25 $ 5,994,540 $ 55,597

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
Schedule of Investments
July 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.6%
Aerospace & Defense – 2.2%
17,978 General Dynamics Corp. $ 5,602,124
41,057 General Electric Co. 11,129,732
1,374 HEICO Corp. 449,023
38,788 Howmet Aerospace, Inc. 6,972,919
24,153,798
Air Freight & Logistics – 0.4%
52,367 United Parcel Service, Inc.,
Class B 4,511,941
Automobile Components – 0.1%
23,505 BorgWarner, Inc. 864,984
Automobiles – 1.4%
48,771 Tesla, Inc.* 15,034,636
Banks – 5.4%
374,700 Bank of America Corp. 17,712,069
21,967 Citizens Financial Group, Inc. 1,048,265
12,780 Cullen/Frost Bankers, Inc. 1,628,300
146,594 Huntington Bancshares, Inc. 2,408,539
64,883 JPMorgan Chase & Co. 19,220,940
67,563 PNC Financial Services Group,
Inc. (The) 12,855,212
120,055 US Bancorp 5,397,673
60,270,998
Beverages – 1.7%
219,611 Coca-Cola Co. (The) 14,909,391
153,014 Primo Brands Corp., Class A 4,224,716
19,134,107
Biotechnology – 3.2%
63,871 AbbVie, Inc. 12,072,897
44,824 BioMarin Pharmaceutical, Inc.* 2,593,068
48,934 Exact Sciences Corp.* 2,297,451
46,644 Natera , Inc.* 6,234,437
17,667 Regeneron Pharmaceuticals, Inc. 9,636,642
6,852 Vertex Pharmaceuticals, Inc.* 3,130,473
35,964,968
Broadline Retail – 4.5%
204,257 Amazon.com, Inc.* 47,818,606
61,437 Coupang , Inc. (South Korea)* 1,808,091
49,626,697
Building Products – 0.5%
82,539 Carrier Global Corp. 5,663,826
Capital Markets – 2.5%
17,428 Ameriprise Financial, Inc. 9,031,015
47,518 CME Group, Inc. 13,223,309
3,668 Coinbase Global, Inc., Class A* 1,385,624
99,732 Invesco Ltd. 2,095,369
2,878 Northern Trust Corp. 374,140
10,756 Tradeweb Markets, Inc., Class A 1,490,244
27,599,701
Chemicals – 1.4%
33,606 Linde PLC 15,467,498
Communications Equipment – 0.9%
78,574 Arista Networks, Inc.* 9,681,888
Shares Description Value
aa
Common Stocks – (continued)
Construction & Engineering – 0.3%
24,708 AECOM $ 2,785,580
1,404 Comfort Systems USA, Inc. 987,433
3,773,013
Construction Materials – 0.2%
7,042 Vulcan Materials Co. 1,934,226
Consumer Finance – 1.4%
42,142 Capital One Financial Corp. 9,060,530
91,452 Synchrony Financial 6,371,461
15,431,991
Consumer Staples Distribution & Retail – 1.7%
7,594 Costco Wholesale Corp. 7,135,626
72,269 Sysco Corp. 5,752,612
59,908 Target Corp. 6,020,754
18,908,992
Diversified Consumer Services – 0.5%
134,851 ADT, Inc. 1,126,006
42,246 Bright Horizons Family
Solutions, Inc.* 4,778,023
5,904,029
Diversified Telecommunication Services – 1.0%
268,413 Verizon Communications, Inc. 11,477,340
Electric Utilities – 0.7%
102,325 NextEra Energy, Inc. 7,271,215
Electrical Equipment – 1.1%
65,902 AMETEK, Inc. 12,181,985
Electronic Equipment, Instruments & Components – 1.3%
132,877 Amphenol Corp., Class A 14,152,729
1,845 Jabil, Inc. 411,749
14,564,478
Energy Equipment & Services – 0.1%
37,849 TechnipFMC PLC (United
Kingdom) 1,376,568
Entertainment – 2.0%
17,740 Netflix, Inc.* 20,567,756
22,860 Roku, Inc.* 2,152,498
22,720,254
Financial Services – 4.5%
37,198 Affirm Holdings, Inc.* 2,550,295
29,280 Berkshire Hathaway, Inc., Class
B* 13,816,646
10,559 Euronet Worldwide, Inc.* 1,026,124
16,729 Mastercard , Inc., Class A 9,476,477
67,035 Visa, Inc., Class A 23,158,582
50,028,124
Food Products – 0.3%
55,231 Tyson Foods, Inc., Class A 2,888,581
Ground Transportation – 0.1%
89,646 Lyft, Inc., Class A* 1,260,423
Health Care Equipment & Supplies – 1.8%
83,781 Abbott Laboratories 10,572,324
39,849 GE HealthCare Technologies,
Inc. 2,842,031

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
11,327 Intuitive Surgical, Inc.* $ 5,449,306
3,103 STERIS PLC 702,799
19,566,460
Health Care Providers & Services – 1.8%
62,399 CVS Health Corp. 3,874,978
6,018 Molina Healthcare, Inc.* 950,062
4,436 Quest Diagnostics, Inc. 742,631
23,256 UnitedHealth Group, Inc. 5,803,767
54,370 Universal Health Services, Inc.,
Class B 9,049,886
20,421,324
Health Care REITs – 1.0%
66,115 Welltower , Inc. REIT 10,913,603
Hotel & Resort REITs – 0.1%
52,550 Host Hotels & Resorts, Inc.
REIT 826,086
49,945 Park Hotels & Resorts, Inc. REIT 532,414
1,358,500
Hotels, Restaurants & Leisure – 1.6%
19,930 Airbnb, Inc., Class A* 2,638,931
6,241 Darden Restaurants, Inc. 1,258,623
2,028 DoorDash , Inc., Class A* 507,507
11,970 Planet Fitness, Inc., Class A* 1,307,004
38,743 Royal Caribbean Cruises Ltd. 12,315,238
18,027,303
Household Products – 1.6%
119,487 Procter & Gamble Co. (The) 17,979,209
Industrial REITs – 0.5%
54,840 Prologis, Inc. REIT 5,855,815
Insurance – 2.0%
41,147 Arthur J Gallagher & Co. 11,819,476
2,633 Erie Indemnity Co., Class A 937,980
20,959 Marsh & McLennan Cos., Inc. 4,175,033
11,181 MetLife, Inc. 849,197
62,249 Principal Financial Group, Inc. 4,844,839
22,626,525
Interactive Media & Services – 7.0%
74,077 Alphabet, Inc., Class A 14,215,376
195,785 Alphabet, Inc., Class C 37,759,095
33,038 Meta Platforms, Inc., Class A 25,552,911
2,939 Reddit , Inc., Class A* 471,974
77,999,356
IT Services – 0.7%
4,556 Gartner, Inc.* 1,542,889
3,368 GoDaddy , Inc., Class A* 544,201
10,569 Kyndryl Holdings, Inc.* 399,191
19,944 MongoDB, Inc.* 4,744,478
7,230,759
Leisure Products – 0.1%
45,254 Mattel, Inc.* 769,771
Life Sciences Tools & Services – 0.2%
3,019 IQVIA Holdings, Inc.* 561,111
1,070 Medpace Holdings, Inc.* 457,104
Shares Description Value
aa
Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
903 Mettler -Toledo International,
Inc.* $ 1,114,013
2,132,228
Machinery – 0.8%
11,426 Caterpillar, Inc. 5,004,816
5,893 Parker-Hannifin Corp. 4,313,087
9,317,903
Marine Transportation – 0.1%
12,079 Kirby Corp.* 1,151,250
Media – 0.0%
15,360 News Corp., Class A 450,355
Metals & Mining – 1.3%
13,907 Carpenter Technology Corp. 3,468,267
115,292 Southern Copper Corp. (Mexico) 10,855,894
14,324,161
Multi-Utilities – 0.1%
17,164 Public Service Enterprise Group,
Inc. 1,541,156
Oil, Gas & Consumable Fuels – 1.5%
76,891 Antero Resources Corp.* 2,685,802
31,408 Chevron Corp. 4,762,709
17,346 ConocoPhillips 1,653,768
40,023 Marathon Petroleum Corp. 6,811,514
6,699 Valero Energy Corp. 919,840
16,833,633
Passenger Airlines – 0.3%
67,667 Alaska Air Group, Inc.* 3,583,644
Pharmaceuticals – 1.9%
4,248 Eli Lilly & Co. 3,143,817
33,184 Johnson & Johnson 5,466,732
18,455 Pfizer, Inc. 429,817
85,020 Zoetis, Inc. 12,395,066
21,435,432
Professional Services – 0.4%
1,286 Broadridge Financial Solutions,
Inc. 318,298
9,620 Equifax, Inc. 2,311,013
29,249 Parsons Corp.* 2,170,276
4,799,587
Real Estate Management & Development – 0.2%
33,334 Zillow Group, Inc., Class C* 2,651,720
Semiconductors & Semiconductor Equipment – 12.3%
101,469 Broadcom, Inc. 29,801,445
17,346 Enphase Energy, Inc.* 561,317
8,973 Intel Corp. 177,665
3,407 MACOM Technology Solutions
Holdings, Inc.* 467,236
30,287 Micron Technology, Inc. 3,305,523
500,706 NVIDIA Corp. 89,060,576
16,799 QUALCOMM, Inc. 2,465,421
63,291 Texas Instruments, Inc. 11,459,469
137,298,652

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Software – 10.4%
13,602 Adobe, Inc.* $ 4,865,299
1,191 Fair Isaac Corp.* 1,711,134
9,748 Intuit, Inc. 7,653,447
133,611 Microsoft Corp. 71,281,469
48,332 Nutanix , Inc., Class A* 3,633,116
18,163 Oracle Corp. 4,609,225
13,630 Palantir Technologies, Inc., Class
A* 2,158,311
58,569 Palo Alto Networks, Inc.* 10,167,578
3,645 ServiceNow , Inc.* 3,437,672
26,786 Workday, Inc., Class A* 6,144,173
115,661,424
Specialized REITs – 2.9%
13,501 Equinix , Inc. REIT 10,600,580
39,966 Extra Space Storage, Inc. REIT 5,369,832
7,332 Iron Mountain, Inc. REIT 713,844
23,189 Lamar Advertising Co., Class
A REIT 2,834,855
42,508 Public Storage REIT 11,559,625
31,078,736
Specialty Retail – 0.9%
1,798 Carvana Co.* 701,526
11,242 Chewy, Inc., Class A* 412,581
46,870 Gap, Inc. (The) 912,090
11,824 Lithia Motors, Inc. 3,405,312
72,172 Tractor Supply Co. 4,110,196
9,541,705
Shares Description Value
aa
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 5.5%
284,416 Apple, Inc. $ 59,036,229
17,030 NetApp, Inc. 1,773,334
60,809,563
Textiles, Apparel & Luxury Goods – 0.4%
9,575 Amer Sports, Inc. (Finland)* 359,446
89,691 Birkenstock Holding PLC
(Germany)* 4,492,622
4,852,068
Trading Companies & Distributors – 0.6%
48,035 FTAI Aviation Ltd. 6,610,096
Wireless Telecommunication Services – 1.2%
56,225 T-Mobile US, Inc. 13,404,602
TOTAL INVESTMENTS – 98.6%
(Cost $769,913,614)
$ 1,097,922,801
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.4%
15,481,104
NET ASSETS – 100.0%
$ 1,113,403,905
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At July 31, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 31 09/19/25 $ 9,880,088 $ 142,191

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
July 31, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31,
2025:
(a)
Large Cap Growth Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 9,860,875 $ — $ —
Europe 927,104 — —
North America 1,507,526,470 — —
Total
$ 1,518,314,449 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 51,721 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Large Cap Value Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 7,133,339 $ — $ —
North America 511,281,395 — —
Total
$ 518,414,734 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 63,080 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Small Cap Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 2,495,243 $ — $ —
Asia 6,939,281 — —
Europe 6,927,860 — —
North America 421,759,430 — —
South America 626,040 — —
Investment Company 1,312,734 — —
Securities Lending Reinvestment Vehicle 6,073,242 — —
Total
$ 446,133,830 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (22,223) $ — $ —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
€ 1.00 € 1.00 € 1.00
(a)
Small Cap Growth Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 150,563 $ — $ —
Asia 2,787,185 — —
Europe 577,666 — —
North America 144,483,837 — —
South America 23,553 — —
Investment Company 727,263 — —
Securities Lending Reinvestment Vehicle 3,549,689 — —
Total
$ 152,299,756 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (18,061) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Small Cap Value Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 6,673,641 $ — $ —
Asia 340,612 — —
Europe 17,716,541 — —
North America 746,024,381 235,832 —
Investment Company — — —
Securities Lending Reinvestment Vehicle 9,096,409 — —
Total
$ 779,851,584 $ 235,832 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 55,597 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
U.S. Equity Insights Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,808,091 $ — $ —
Europe 6,228,636 — —
North America 1,089,886,074 — —
Total
$ 1,097,922,801 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 142,191 $ — $ —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending
(“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates.
In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Value investing is an example of an investment style. Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors.
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Domestic Equity Insights Funds
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Non-Diversification Risk — The Large Cap Growth Insights Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.
Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)